As filed with the Securities and Exchange Commission on November 19, 2008

1933 Act Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective	☐	Post-Effective
	Amendment No.		Amendment No.

METROPOLITAN SERIES FUND, INC.*

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (617) 578-4036

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Offices)

Michael P. Lawlor

501 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copies of All Correspondence to:

John M. Loder, Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of capital stock, par value $.01 per share, of the Registrant’s BlackRock Legacy Large Cap Growth Portfolio.

The Registrant has registered an indefinite amount of its shares under the Securities Act of 1933, pursuant to Rule 24F-2 under the Investment Company Act of 1940. No filing fee is due because of reliance on Section 24(f).

It is proposed that this filing will become effective on December 20, 2008 pursuant to Rule 488 of the Securities Act of 1933.

*	On behalf of its BlackRock Legacy Large Cap Growth Portfolio

METROPOLITAN SERIES FUND, INC.

501 Boylston Street, Boston, Massachusetts 02116

Dear Life Insurance Policy and Annuity Contract Owners and Eligible Qualified Retirement Plan Trustees or Participants:

The Metropolitan Series Fund, Inc. will hold a special meeting of shareholders of the FI Large Cap Portfolio (the “FI Portfolio”) on February 27, 2009 at [    ] Eastern Time at the offices of MetLife Advisers, LLC, 501 Boylston Street, Boston, Massachusetts 02116. At the meeting, shareholders of the FI Portfolio will be asked to consider and approve the proposed acquisition of the FI Portfolio by the BlackRock Legacy Large Cap Growth Portfolio (the “BlackRock Portfolio”), also a series of Metropolitan Series Fund, Inc. A formal Notice of Special Meeting of Shareholders appears on the next page, followed by the combined Prospectus/Proxy Statement, which explains in more detail the proposal to be considered.

The acquisition of the FI Portfolio has been proposed as part of an overall plan of the insurance companies in the MetLife enterprise (the “Insurance Companies”) to streamline and rationalize the investment offerings underlying variable life insurance and variable annuity contracts offered by the Insurance Companies. Like the FI Portfolio, the BlackRock Portfolio is currently offered only to separate accounts of the Insurance Companies and to certain eligible qualified retirement plans (each a “Qualified Plan”) and is advised by MetLife Advisers, LLC. Please review the enclosed Prospectus/Proxy Statement for a more detailed description of the proposed acquisition of the FI Portfolio and the specific reasons it is being proposed.

If you are an owner of a variable life insurance or variable annuity contract issued by separate accounts of the Insurance Companies, you are not a shareholder of the FI Portfolio, but you have the right to instruct your Insurance Company how to vote at the meeting. You may give voting instructions for the number of shares of the FI Portfolio attributable to your life insurance policy or annuity contract as of the record time of 4:00 p.m. Eastern Time on December 1, 2008. If you hold shares of the FI Portfolio in a Qualified Plan, you have the right to vote the number of shares of the FI Portfolio that you own as of the record time of 4:00 p.m. Eastern Time on December 1, 2008.

YOUR VOTE IS IMPORTANT. PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED INSTRUCTION FORM PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING. YOU CAN ALSO VOTE BY PHONE OR ELECTRONICALLY BY FOLLOWING THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED VOTING INSTRUCTION FORM. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

Please take a few moments to review the details of the proposal. If you have any questions regarding the acquisition of the FI Portfolio, please feel free to call the contact number listed in the enclosed Prospectus/Proxy Statement. We urge you to vote at your earliest convenience.

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Very truly yours,

Elizabeth M. Forget

President

[date]

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD FEBRUARY 27, 2009

METROPOLITAN SERIES FUND, INC.

FI LARGE CAP PORTFOLIO

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of the FI Large Cap Portfolio (the “FI Portfolio”) will be held at [    ] Eastern Time on Friday, February 27, 2009, at the offices of MetLife Advisers, LLC, 501 Boylston Street, Boston, Massachusetts 02116, for these purposes:

1.	To approve an Agreement and Plan of Reorganization providing for the sale of the assets of the FI Portfolio to, and the assumption of the liabilities of the FI Portfolio by, the BlackRock Legacy Large Cap Growth Portfolio (the “BlackRock Portfolio”), in exchange for shares of the BlackRock Portfolio and the distribution of such shares to the shareholders of the FI Portfolio in complete liquidation of the FI Portfolio.

2.	To consider and act upon any other matters that properly come before the Meeting and any adjourned session of the Meeting.

Shareholders of record as of 4:00 p.m. Eastern Time on December 1, 2008 are entitled to notice of and to vote at the Meeting and any adjourned session thereof.

By order of the Board of Directors,

Michael P. Lawlor

Assistant Secretary

[date]

NOTICE: YOUR VOTE IS IMPORTANT. PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED INSTRUCTION FORM PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING. YOU CAN ALSO VOTE BY PHONE OR ELECTRONICALLY BY FOLLOWING THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED VOTING INSTRUCTION FORM. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

PROSPECTUS/PROXY STATEMENT

November     , 2008

Acquisition of the Assets and Liabilities of

FI Large Cap Portfolio

a series of Metropolitan Series Fund, Inc.

501 Boylston Street

Boston, Massachusetts 02116

800-638-7732

By and in Exchange for Shares of

BlackRock Legacy Large Cap Growth Portfolio

a series of Metropolitan Series Fund, Inc.

501 Boylston Street

Boston, Massachusetts 02116

800-638-7732

INTRODUCTION

This Prospectus/Proxy Statement contains information you should know before voting on the proposed merger of the FI Large Cap Portfolio (the “FI Portfolio”), a series of the Metropolitan Series Fund, Inc. (the “Fund”), with and into the BlackRock Legacy Large Cap Growth Portfolio (the “BlackRock Portfolio” and, together with the FI Portfolio, the “Portfolios”), also a series of the Fund, to be considered at a Special Meeting of Shareholders of the FI Portfolio (the “Meeting”), which will be held at [    ] Eastern Time on February 27, 2009, at the offices of MetLife Advisers, LLC (“MetLife Advisers”), 501 Boylston Street, Boston, Massachusetts 02116. Please read this Prospectus/Proxy Statement carefully and keep it for future reference.

The proposal (the “Proposal”) in this Prospectus/Proxy Statement relates to the proposed merger of the FI Portfolio with and into the BlackRock Portfolio (the “Merger”). The Portfolios are each registered open-end management investment companies. Each Portfolio has the same investment objective: the long-term growth of capital. Please note that, although the Merger is being referred to as a “merger,” technically it will take the form of an asset sale transaction. Shares of each Portfolio are offered only to separate accounts established by Metropolitan Life Insurance Company or other affiliated insurance companies (each an “Insurance Company”) and to certain eligible qualified retirement plans (each a “Qualified Plan”). Each Insurance Company is the legal owner of shares of the FI Portfolio and has the right to vote those shares at the Meeting. Although being an owner of a variable life insurance or variable annuity contract (a “Contract”) issued by separate accounts of the Insurance Companies does not make you a shareholder of the FI Portfolio, you have the right to instruct your Insurance Company on how to vote at the Meeting. If you hold shares of the FI Portfolio in a Qualified Plan, you have the right to vote the number of shares of the FI Portfolio that you own.

If the Agreement and Plan of Reorganization relating to the Merger (attached hereto as Appendix A (the “Merger Agreement”)) is approved by shareholders of the FI Portfolio and the Merger occurs, the FI Portfolio will transfer the assets and liabilities attributable to each class of its shares to the BlackRock Portfolio in exchange for shares of the class of the BlackRock Portfolio noted in the table below (the “Merger Shares”). The exchange, which will be effected on the basis of the relative net asset values of the Portfolios, will be followed immediately by the distribution of the Merger Shares received by the FI Portfolio to the shareholders of the FI Portfolio in complete liquidation of the FI Portfolio. All issued and outstanding shares of the FI Portfolio will simultaneously be cancelled on the books of the FI Portfolio. It is expected that the Merger will be treated as a tax-free reorganization for federal income tax purposes.

FI Portfolio Shares	Merger Shares
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class E Shares	Class E Shares

Class A shares of the BlackRock Portfolio will be distributed to (i) holders of Class A shares of the FI Portfolio. Class B shares of the BlackRock Portfolio will be distributed to holders of Class B shares of the FI Portfolio. Class E shares of the BlackRock Portfolio will be distributed to holders of Class E shares of the FI Portfolio.

Please review the information about the BlackRock Portfolio in Appendix B and Appendix D of this Prospectus/Proxy Statement. The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated in this Prospectus/Proxy Statement by reference:

•	The Prospectus of the Fund, which includes the FI Portfolio and the BlackRock Portfolio, dated April 28, 2008, as supplemented.

•	The Statement of Additional Information of the Fund, which includes the FI Portfolio and the BlackRock Portfolio, dated April 28, 2008, as supplemented.

•

Management’s Discussion and Analysis, Independent Registered Public Accounting Firm’s Report and financial statements, including any notes thereto, relating to the FI Portfolio and the BlackRock Portfolio included in the Fund’s Annual Report as of and for the year ended December 31, 2007.

•	Unaudited financial statements, including any notes thereto, relating to the FI Portfolio and the BlackRock Portfolio, included in the Fund’s Semiannual Report dated June 30, 2008.

•	The Statement of Additional Information dated [date], relating to the Merger.

Each Portfolio has previously sent its Annual Report and Semiannual Report to its shareholders. For a free copy of these Reports or any of the documents listed above, please call 1-800-638-7732 or write to the Fund at Metropolitan Life Insurance Company, Attn: Annuity Fulfillment Unit—MSF, 1600 Division Road, West Warwick, Rhode Island 02893. Text-only versions of all the FI Portfolio and BlackRock Portfolio documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet site at www.sec.gov. You can review and copy information about each Portfolio by visiting the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102, or the regional offices of the SEC located at 3 World Financial Center, Suite 400, New York, NY 10281-1022 New York, NY 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. The Fund’s SEC file numbers are 811-03618 and 002-80751. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov, or by writing the Public Reference Room at its Washington, DC address above. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090.

The SEC has not approved or disapproved these securities or determined if this Prospectus/Proxy Statement is truthful or complete. Any representation to the contrary is a criminal offense.

Shares of the BlackRock Portfolio are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

QUESTIONS AND ANSWERS

The following questions and answers provide an overview of key features of the Merger and of the information contained in this combined Prospectus/Proxy Statement. Please review the full Prospectus/Proxy Statement prior to casting your vote.

1.	What is being proposed?

The Directors of the Fund (the “Directors”) are recommending that the FI Portfolio merge with and into the BlackRock Portfolio. This means that the BlackRock Portfolio would acquire the assets and assume the liabilities of the FI Portfolio in exchange for shares of the BlackRock Portfolio. If the Proposal is approved, each Insurance Company separate account and Qualified Plan that owns shares of the FI Portfolio will receive shares of the BlackRock Portfolio with an aggregate net asset value equal to the aggregate net asset value of its FI Portfolio shares as of the business day before the closing of the Merger. As a result, your Contract or your Qualified Plan will be invested in shares of the BlackRock Portfolio. The Merger is currently scheduled to take place on or around the close of business on May 1, 2009, or on such other date as the parties may agree.

If shareholders of the FI Portfolio do not approve the Merger, the Directors will consider other possible courses of action which may be in the best interests of FI Portfolio shareholders.

2.	Why is the Merger being proposed?

MetLife Advisers, the investment adviser to each Portfolio, is proposing the Merger to enable shareholders of the FI Portfolio to invest in a larger combined portfolio with the same investment objective and similar investment strategies and the potential for improved efficiencies and lower expenses. The Directors recommend approval of the Merger because of the potential advantages that they believe the Merger offers to shareholders of the FI Portfolio. The potential advantages include the following:

•

The BlackRock Portfolio currently pays a lower advisory fee and lower total operating expenses than the FI Portfolio. As a result, total expenses for each share class of the combined portfolio are expected to be lower than those currently experienced by the FI Portfolio.

•	It is expected that the combined portfolio will be substantially larger than the FI Portfolio and better able to grow in size and benefit from possible economies of scale.

•	Shareholders of the FI Portfolio will move into a portfolio that has generally had better long-term performance (although past performance is no guarantee of future performance).

Please review “Reasons for the Merger” in the Proposal section of this Prospectus/Proxy Statement for a full description of the factors considered by the Directors.

3.	How do the management fees and expenses of the Portfolios compare and what are they estimated to be following the Merger?

Shares of each Portfolio are sold and redeemed at a price equal to their net asset value without any sales charge. The following table allows you to compare the management fees and expenses of the FI Portfolio and the BlackRock Portfolio and to analyze the estimated expenses that the Fund expects the BlackRock Portfolio to bear in the first year following the Merger. Annual Portfolio Operating Expenses are deducted from the assets of each Portfolio. They include management and administration fees, Rule 12b-1 fees (if applicable) and administrative costs, including pricing and custody services. The Annual Portfolio Operating Expenses shown in the table below represent expenses incurred by each Portfolio for the fiscal year ended December 31, 2007 and expenses that the Fund estimates the BlackRock Portfolio would have incurred for the twelve-month period ended June 30, 2008, after giving effect to the Merger on a pro forma basis assuming the Merger had occurred as of July 1, 2007. This table does not reflect any variable insurance or annuity product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown. If these charges had been included, the expenses shown would have been higher.

Annual Portfolio Operating Expenses

(deducted directly from assets of the Portfolio)

	FI Portfolio			BlackRock Portfolio
	Class A	Class B	Class E	Class A	Class B	Class E
Management Fee (%)	0.77	0.77	0.77	0.73	0.73	0.73
Distribution and Service (12b-1) Fees (%)	0.00	0.25	0.15	0.00	0.25	0.15
Other Expenses (%)	0.07	0.07	0.07	0.06	0.06	0.06

Total Annual Operating Expenses (%)(1)	0.84	1.09	0.99	0.79	1.04	0.94

(1)	The BlackRock Portfolio placed certain portfolio trades with brokers who paid a portion of the Portfolio’s expenses. The expense information for the Portfolio does not reflect this reduction in expenses. If this reduction were shown, the BlackRock Portfolio’s Total Annual Operating Expenses would have been 0.76% for Class A shares, 1.01% for Class B shares and 0.91% for Class E shares.

	BlackRock Portfolio (pro forma combined)
	Class A	Class B	Class E
Management Fee (%)	0.73	0.73	0.73
Distribution and Service (12b-1) Fees (%)	0.00	0.25	0.15
Other Expenses (%)	0.05	0.05	0.05

Total Annual Portfolio Operating Expenses (%)	0.78	1.03	0.93

Example Expenses

The following Example helps you compare the cost of investing in the FI Portfolio and the BlackRock Portfolio currently with the cost of investing in the BlackRock Portfolio on a pro forma basis, and also allows you to compare these costs with the cost of investing in other mutual funds. The Example does not reflect any variable insurance or annuity product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan. Your actual costs may be higher or lower. The table is based on the following hypothetical conditions:

•	$10,000 initial investment

•	5% total return for each year

•	Each Portfolio’s operating expenses remain the same; and

•	Reinvestment of all dividends and distributions

	1 Year	3 Years	5 Years	10 Years
FI Portfolio
Class A	$86	$268	$466	$1,037
Class B	$111	$347	$601	$1,329
Class E	$101	$315	$547	$1,213

	1 Year	3 Years	5 Years	10 Years
BlackRock Portfolio
Class A	$81	$252	$439	$978
Class B	$106	$331	$574	$1,271
Class E	$96	$300	$520	$1,155

BlackRock Portfolio (pro forma combined)
Class A	$80	$249	$433	$966
Class B	$105	$328	$569	$1,259
Class E	$95	$296	$515	$1,143

The above discussion of pro forma Annual Portfolio Operating Expenses and Example Expenses assumes that: (1) the current contractual agreements of the BlackRock Portfolio will remain in place; (2) certain duplicative costs involved in operating the FI Portfolio are eliminated; and (3) expense ratios are based on pro forma combined average net assets for the twelve months ended June 30, 2008. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses will be achieved, because expenses depend on a variety of factors, including the future level of Portfolio assets, many of which factors are beyond the control of the BlackRock Portfolio or MetLife Advisers.

4.	How do the investment objectives, strategies and policies of the FI Portfolio and the BlackRock Portfolio compare?

The investment objective of the FI Portfolio is the same as that of the BlackRock Portfolio, and the principal investment strategies of the Portfolios are similar. The investment objective of each Portfolio is non-fundamental, which means that it may be changed by vote of the Directors without shareholder approval.

The following table compares the FI Portfolio’s and BlackRock Portfolio’s investment objectives and principal investment strategies, as set forth in the Prospectuses and Statements of Additional Information relating to the Portfolios.

Summary of Principal Investment Policies and Strategies

	FI Large Cap Portfolio	BlackRock Legacy Large Cap Growth Portfolio
Investment Objective	• Long-term growth of capital.	• Long-term growth of capital.

Investment Policies and Strategies

•     The Portfolio normally invests at least 80% of the Portfolio’s assets in securities of companies with large market capitalizations (generally defined as securities issued by companies whose market capitalizations are similar to the market capitalizations of companies in the S&P 500 Index or the Russell 1000 Index). As of September 30, 2008, the market capitalizations of companies in the S&P 500 Index ranged from $0.9 billion to $395.0 billion; however, 95% of the companies in the index had capitalizations above $2.0 billion. The median market capitalization of companies in the S&P 500 Index as of September 30, 2008, was $9.4 billion. As of May 30, 2008, the Russell 1000 Index included companies with market capitalizations of $1.4 billion and above. A company’s market capitalization may be based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. The size of the companies in each index changes with market conditions and the composition of the index.

•     The Portfolio, under normal market conditions, invests at least 80% of the Portfolio’s net assets in a portfolio of large capitalization equity securities, which may include common and preferred stocks (defined as securities issued by companies with a market capitalization of at least $1 billion at the time of purchase).

	• Investors will receive 60 days’ prior notice if the 80% minimum investment in large capitalization securities is going to change.	• Investors will receive 60 days’ prior notice if the 80% minimum investment in large capitalization equity securities is going to change.

	• The Portfolio may invest in securities of foreign issuers.	• The Portfolio may invest in securities of foreign issuers.

FI Large Cap Portfolio	BlackRock Legacy Large Cap Growth Portfolio

•     The subadviser of the Portfolio, Pyramis Global Advisors, LLC (“Pyramis”) invests the Portfolio’s assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Pyramis uses the Russell 1000 Growth Index as a guide in structuring the Portfolio and selecting its investments. Pyramis considers the Portfolio’s security, industry and market capitalization weightings relative to the index. Pyramis relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the Portfolio, Pyramis invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

•     The Portfolio invests primarily in stocks believed by the subadviser of the Portfolio, BlackRock Advisors, LLC (“BlackRock”), to have long-term growth potential. In selecting stocks, BlackRock seeks to identify large capitalization stocks with sustainable above-average earnings growth. The Portfolio intends to invest its assets in approximately 60-80 U.S.-traded companies, although the number of holdings may vary. A significant portion of the Portfolio’s assets are expected to be invested in stocks of companies listed in the Russell 1000 Growth Index. The Portfolio seeks to outperform the Russell 1000 Growth Index over a market cycle. The Russell 1000 Growth Index tracks growth companies included in the Russell 1000 Index, which is composed of the 1,000 largest U.S. companies based on total market capitalization. As of May 30, 2008, the Russell 1000 Index included companies with market capitalizations of $1.4 billion and above. The Portfolio may from time to time emphasize one or more growth sectors. BlackRock seeks to invest in fundamentally sound companies with strong managements, superior earnings growth prospects, and attractive relative valuations. BlackRock’s disciplined investment process emphasizes bottom-up stock selection and risk management techniques.

FI Large Cap Portfolio	BlackRock Legacy Large Cap Growth Portfolio

•     Pyramis may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. As a non-fundamental policy, the Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Portfolio’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

•     The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates.

• The Portfolio may invest in debt securities, including high yield debt securities.	• The Portfolio may invest in debt securities, including high yield debt securities.

• The Portfolio may invest in convertible securities.	• The Portfolio may invest in convertible securities.

• The Portfolio may not engage in Short Sales “Against the Box.”	• The Portfolio may engage in Short Sales “Against the Box.”

FI Large Cap Portfolio	BlackRock Legacy Large Cap Growth Portfolio
• The Portfolio may invest in mutual funds and exchange traded funds.	• The Portfolio may invest in mutual funds and exchange traded funds.

The FI Portfolio and the BlackRock Portfolio have identical fundamental investment restrictions. For more information about the investment restrictions of the FI Portfolio, see the Prospectus and Statement of Additional Information of the FI Portfolio, which is incorporated by reference in this Prospectus/Proxy Statement. For more information about the investment restrictions of the BlackRock Portfolio, see Appendix B of this Prospectus/Proxy Statement and the Statement of Additional Information of the BlackRock Portfolio.

5.	How do the risks of investing in the BlackRock Portfolio compare to the risks of investing in the FI Portfolio?

Because the two Portfolios have the same investment objectives and similar investment policies, they are subject to similar, though not identical, risks. For a discussion of the principal risks associated with an investment in the Portfolios, please see “Principal Investment Risks” in the Proposal section of this Prospectus/Proxy Statement.

6.	How do the shares of the BlackRock Portfolio to be issued compare with shares of the FI Portfolio if the Merger occurs?

Shares of both Portfolios are currently offered only to separate accounts of the Insurance Companies and to Qualified Plans. The FI Portfolio currently has Class A, Class B and Class E shares outstanding. The BlackRock Portfolio currently has Class A, Class B and Class E shares outstanding. Shareholders of the FI Portfolio will receive shares of the BlackRock Portfolio of the same class and with the same characteristics as the shares they currently own. The Merger will not affect your rights under your Contract or Qualified Plan to purchase, redeem and exchange shares. Dividends and distributions of each Portfolio are automatically reinvested in additional shares of the respective Portfolio. Please see Appendix B for more information on shares of the BlackRock Portfolio.

7.	What are the federal income tax consequences of the Merger?

It is a condition to the closing of the Merger that the FI Portfolio and the Blackrock Portfolio receive an opinion from Ropes & Gray LLP to the effect that, while the matter is not free from doubt, the Merger will qualify as a reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). It is accordingly expected that no gain or loss will be recognized as a result of the Merger by the FI Portfolio, the Blackrock Portfolio or the separate accounts and Qualified Plans that are shareholders in the FI Portfolio and that will receive Merger Shares in the transaction.

In addition, assuming that the contracts funded through separate accounts of insurance companies that invest in the FI Portfolio qualify as life insurance or annuity contracts under Section 72 of the Code, the Merger will not in any event create any tax liability for the owners of such contracts. For more information, see “Federal Income Tax Consequences.”

PROPOSAL

Merger of the FI Portfolio into the BlackRock Portfolio

The Proposal

You are being asked to approve the Merger Agreement dated as of [date] pursuant to which the BlackRock Portfolio will acquire the assets and assume the liabilities of the FI Portfolio in exchange for shares of the BlackRock Portfolio. A form of the Merger Agreement is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Merger Agreement, you are also approving the merger of the FI Portfolio with and into the BlackRock Portfolio under the Merger Agreement.

If shareholders of the FI Portfolio do not approve the Merger, the Directors will consider other possible courses of action which may be in the best interests of FI Portfolio shareholders.

Principal Investment Risks

Because the Portfolios have the same investment objective and similar investment strategies, the principal investment risks associated with each Portfolio are similar. Investing in a Portfolio involves risk. A Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Both Portfolios are subject to the risks of a general decline in U.S. or foreign stock markets; the poor performance of individual stocks held by the Portfolio, of large cap stocks, or of growth stocks in general; potentially rapid price changes (volatility) of equity securities; and the risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk.

Risks for both Portfolios include:

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization.    The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

Investment Style Risk.    The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Exchange Traded Funds.    Each Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of the individual securities it holds, the value of the Portfolio’s investment in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. Each Portfolio may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, a Portfolio cannot assure that these techniques will be effective.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

Derivatives

Each Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

For the BlackRock Portfolio, there are the additional following risks:

Convertible Securities.    The BlackRock Portfolio may invest in convertible securities, which are fixed-income securities or preferred stocks that may later convert to underlying common stocks or other equity securities. Prior to conversion, convertible securities have the same general characteristics as other fixed-income securities, and thus involve both credit risk (the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay) and market risk (the risk that the value of the security will fall because of changes in market rates of interest or other factors), which includes interest rate risk. (Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.) Certain fixed-income securities are also subject to pre-payment risk (the risk that an issuer will repay the principal or repurchase the security before it matures). The price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price (“out of the money”). When the price of the underlying equity security is greater than the conversion price (“in the money”), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying security.

Rule 144A and other Private Placement Securities.    The BlackRock Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by BlackRock.

Mutual Funds.    The BlackRock Portfolio may invest in mutual funds. Since the value of a mutual fund is based on the value of the individual securities it holds, the value of the Portfolio’s investment in the mutual fund will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the mutual fund’s fees and expenses.

Warrants.    The BlackRock Portfolio may invest in warrants. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant’s price will normally fluctuate in the same direction as the prices of its underlying securities but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

When-issued Securities.    The BlackRock Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

For the FI Portfolio, there are the additional following risks:

Emerging Markets.    The FI Portfolio may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Fixed-income Securities.

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities, in particular, mortgage-related securities, also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

A credit risk is the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay.

A market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

An interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates Rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

High Yield Securities.

High yield securities, or “junk bonds,” have a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development, distribution or competition in their markets or a high degree of leverage. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer’s securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Leverage in this context is a measure of how much a company has borrowed in relation to its shareholders’ equity.

For more information about the principal investment risks of the BlackRock Portfolio, please see Appendix B of this Prospectus/Proxy Statement. The actual risks of investing in each Portfolio depend on the securities held in each Portfolio’s investment portfolio and on market conditions, both of which change over time.

Information about the Merger

Terms of the Merger Agreement

If approved by the shareholders of the FI Portfolio, the Merger is expected to occur on or around May 1, 2009 (the “Closing Date”), or on such other date as the Portfolios may agree, pursuant to the Merger Agreement attached as Appendix A to this Prospectus/Proxy Statement. Please review Appendix A. The following is a brief summary of the principal terms of the Merger Agreement:

•

The FI Portfolio will transfer the assets and liabilities attributable to each class of its shares to the BlackRock Portfolio in exchange for the Merger Shares with an aggregate net asset value equal to the net asset value of the transferred assets and liabilities after the close of business on the day immediately preceding the Closing Date.

•

The Merger will occur immediately after the time (currently scheduled to be 4:00 p.m. Eastern Time on April 30, 2009, or such other date and time as the Portfolios may determine) when the assets of each Portfolio are valued for purposes of the Merger (the “Valuation Date”).

•

The exchange, which will be effected on the basis of the relative net asset value of the two Portfolios, will be followed immediately by the distribution of each class of the Merger Shares to the shareholders of the FI Portfolio in complete liquidation of the FI Portfolio. All issued and outstanding shares of the FI Portfolio will simultaneously be cancelled on the books of the FI Portfolio.

•	After the Merger, the FI Portfolio will be terminated, and its affairs will be wound up in an orderly fashion.

•

The Merger requires approval by the FI Portfolio’s shareholders and satisfaction of a number of other conditions; the Merger may be terminated at any time with the approval of the Directors on behalf of each Portfolio. Shareholders of the BlackRock Portfolio are not being asked to approve the Merger.

A shareholder who objects to the Merger will not be entitled under Maryland law or the Articles of Incorporation of the Fund to demand payment for, or an appraisal of, FI Portfolio shares. However, owners of Contracts funded through Insurance Company separate accounts and participants in Qualified Plans should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to the Contract owners, Insurance Company separate accounts, Qualified Plans, or the participants in such Qualified plans for federal income tax purposes. Owners of Contracts funded through Insurance Company separate accounts invested in FI Portfolio may exchange that investment for an investment in other investment options, as provided in their Qualified Plans or Contracts before or after the Merger.

All legal and accounting fees and expenses, printing and other fees and expenses incurred in connection with the consummation of the Merger, including transaction costs incurred by FI Portfolio in connection with the sale of portfolio securities that are not permitted investments of the BlackRock Portfolio, will be borne by the FI Portfolio. The FI Portfolio will pay all brokerage commissions, dealer mark-ups, transfer taxes and similar expenses, if any, incurred by it in connection with the purchase or sale of portfolio securities in preparation for the Merger; it is currently estimated that those expenses will amount to less than .15% of the average net assets of the Portfolios and will be borne by the FI Portfolio. The BlackRock Portfolio will bear any governmental fees incurred in connection with registering the Merger Shares under federal and state securities laws. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expense if and to the extent that the payment by any other party of such expense would result in the disqualification of the first party as a “regulated investment company” within the meaning of Section 851 of the Code.

Shares to be Issued

If the Merger occurs, the Insurance Companies and Qualified Plans, as shareholders of the FI Portfolio, will receive Merger Shares as follows: Class A shareholders of the FI Portfolio will receive Class A shares of the BlackRock Portfolio; Class B shareholders of the FI Portfolio will receive Class B shares of the BlackRock Portfolio; and Class E shareholders of the FI Portfolio will receive Class E shares of the BlackRock Portfolio. The shares you receive will have the following characteristics:

•	The Merger Shares will have an aggregate net asset value equal to the aggregate net asset value of the current shares of the FI Portfolio as of the Valuation Date.

•	The procedures for purchasing and redeeming shares will not change as a result of the Merger.

•	You will have the same exchange options under your Contract or your Qualified Plan as you currently have.

•	You will have the same voting rights as you currently have.

Information concerning the capitalization of each of the Portfolios is contained in Appendix C.

Reasons for the Merger

The Directors, including all Directors who are not “interested persons” of the Fund (the “Independent Directors”), have determined that the Merger would be in the best interests of the

FI Portfolio and its shareholders, and that the interests of existing shareholders of the FI Portfolio would not be diluted as a result of the Merger. The Directors (including the Independent Directors) have unanimously approved the Merger and recommend that you vote in favor of the Merger by approving the Merger Agreement, a form of which is attached as Appendix A to this Prospectus/Proxy Statement. You should carefully consider whether remaining invested in the BlackRock Portfolio after the Merger is consistent with your financial needs and circumstances.

The Merger is proposed by MetLife Advisers, the investment adviser to both the FI Portfolio and the BlackRock Portfolio. The overall purpose of the Merger is to help streamline and rationalize the investment offerings underlying variable life insurance and variable annuity contracts offered by the Insurance Companies. In proposing the Merger, MetLife Advisers presented to the Directors the following reasons for the FI Portfolio to enter into the Merger:

•

The Merger is intended to permit the FI Portfolio’s shareholders to invest in a substantially larger combined portfolio with the same investment objective and similar investment strategies and the potential for improved efficiencies and economies of scale.

•

The BlackRock Portfolio currently pays a lower advisory fee, 0.73% of the Portfolio’s average daily net assets as of June 30, 2008, than the FI Portfolio’s advisory fee, 0.78% of the Portfolio’s average daily net assets as of June 30, 2008).

•

Total expenses for each share class of the BlackRock Portfolio are expected to be lower than those currently experienced by the FI Portfolio. Total expenses for Class A, Class B and Class E shares of the FI Portfolio as of June 30, 2008 were 0.87%, 1.12% and 1.02%, respectively. Total expenses for corresponding shares of the BlackRock Portfolio are expected to be 0.78%, 1.03% and 0.93%, respectively, after the Merger.

•	Shareholders of the FI Portfolio will move into a portfolio that has had better long-term performance (although past performance is no guarantee of future performance).

The Directors considered the differences in the Portfolios’ investment policies, strategies and risks. The Directors also considered the historical investment performance results of the Portfolios. No assurance can be given that the BlackRock Portfolio will achieve any particular level of performance after the Merger.

Information About the Adviser and Subadvisers

MetLife Advisers is the investment adviser to both Portfolios. MetLife Advisers has contracted with Pyramis as subadviser for the FI Portfolio to make the day-to-day investment decisions for the FI Portfolio. MetLife Advisers has contracted with BlackRock as subadviser for the BlackRock Portfolio to make the day-to-day investment decisions for the BlackRock Portfolio. MetLife Advisers is responsible for overseeing the subadvisers’ management of each Portfolio and for making recommendations to the Directors as to whether to retain the subadvisers from year to year. After the Merger, Blackrock will be the subadviser and responsible for the day-to-day investment decisions of the Blackrock Portfolio.

The address of MetLife Advisers is 501 Boylston Street, Boston, Massachusetts 02116. The address of BlackRock is 40 East 52nd Street, New York, New York 10022. The address of Pyramis is 900 Salem Street, Smithfield, RI 02917

Performance Information

The charts below show the percentage gain or loss in each full calendar year for Class A shares of the FI Portfolio and the BlackRock Portfolio since each began operations. The table following the bar chart lists each Portfolio’s average annual total return for Class A shares, Class B shares and

Class E shares for the one-year, five-year, ten-year, and life-of-the-Portfolio periods ended December 31, 2007. On May 1, 2004, the BlackRock Portfolio changed its subadviser from Fred Alger Management, Inc. (“Alger”) to State Street Research & Management Company (“State Street Research”) and also changed its investment objective and principal investment strategies. On January 31, 2005, BlackRock succeeded State Street Research as subadviser to the Portfolio. The performance information set forth below reflects the management of Alger, State Street Research and BlackRock. These tables are intended to provide you with some indication of the risks of investing in the Portfolios. At the bottom of each table, you can compare the Portfolios’ performance with an index. Unlike the Portfolios, an index is not an investment and is not professionally managed. Unlike the returns of the Portfolios, an index does not reflect ongoing management, distribution and operating expenses.

The charts and tables should give you a general idea of how each Portfolio’s return has varied from year to year. They include the effects of Portfolio expenses, but do not reflect additional fees charged by separate accounts, variable insurance or annuity contracts or Qualified Plans. Returns would be lower if these charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effects of any expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower.

Year-by-Year Total Return

FI Portfolio

Year-to-date total return for Class A shares as of September 30, 2008 is -15.79% (unannualized). During the period shown above, the highest quarterly return was 23.56% for the fourth quarter of 1998, and the lowest quarterly return was -18.34% for the third quarter of 2001. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

BlackRock Portfolio

Year-to-date total return for Class A shares as of September 30, 2008 is -13.26% (unannualized). During the period shown above, the highest quarterly return was 26.06% for the fourth quarter of 1998, and the lowest quarterly return was -20.07% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ending December 31, 2007

FI Portfolio	Past One Year	Past Five Years	Past Ten Years	Since Inception	Inception Date
Class A	3.94%	9.75%	4.30%	—	—
Class B	3.72%	N/A	N/A	3.62%	5-2-06
Class E	3.78%	N/A	N/A	3.69%	5-2-06
Russell 1000 Growth Index	11.81%	12.11%	3.83%	—	—

BlackRock Portfolio	Past One Year	Past Five Years	Past Ten Years	Since Inception	Inception Date
Class A	18.72%	14.23%	6.94%	—	—
Class B	18.43%	14.03%	N/A	11.43%	7-30-02
Class E	18.54%	14.05%	N/A	1.87%	5-1-01
Russell 1000 Growth Index	11.81%	12.11%	3.83%	—	—

Information About the Rights of Shareholders

The following is a summary of the governing documents and laws applicable to the Fund (of which the FI Portfolio and BlackRock Portfolio are both part).

Organization.    The Fund is organized as a Maryland corporation. It is a registered open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

Shareholder Voting—Generally.    The Articles of Incorporation of the Fund (the “Articles”) provide that all shares of all series shall vote as a single class, and not by series or class, except when otherwise required by law or if only one or more particular series or classes are affected by the matter under consideration, in which case only the affected series or classes vote. The Articles specify that the Board of the Directors of the Fund, in its sole discretion, determines whether only one or more particular series or classes is affected by the matter under consideration.

Shareholder Meetings.    Under the Bylaws of the Fund (the “Bylaws”), the Fund is not required to hold an annual meeting of stockholders in any year in which the election of directors is not required to be acted upon under the Investment Company Act of 1940. In addition, the Bylaws allow for shareholders to act by written consent in lieu of a meeting upon written consent signed by the holders of all outstanding stock having voting power.

Quorums.    The Bylaws provide that a majority of the shares entitled to vote constitutes a quorum at shareholder meetings, and that one-third of the Directors (but no fewer than two) constitutes a quorum for the transaction of business at a meeting of the Board.

Indemnification of Directors and Officers.    Pursuant to Maryland law and the Bylaws, the Fund shall indemnify current and former Directors and officers of the Fund to the extent permitted or required by Maryland law. Other than for Directors, the Fund is required to indemnify or advance expenses only to the extent specifically approved by resolution of the Board of Directors. No indemnification or advance payment is provided to directors or officers who engage in willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Bylaws also provide that the Fund may not make an advance payment unless the Director or officer undertakes to repay the advance and (A) it is determined that such Director or officer is entitled to the indemnification, and (B)(i) the Director or officer provides a security for the undertaking, (ii) the Fund is insured against losses arising from any unlawful advance, or (iii) a majority of a quorum of the disinterested non-party Directors, or an independent legal counsel by written opinion, determines that there is reason to believe that the person will be found to be entitled to the indemnification.

Subadvisers.    The Fund relies on an exemptive order from the SEC that permits MetLife Advisers to enter into a new subadvisory agreement with either a current or a new subadviser that is not an affiliate of MetLife Advisers or the Fund without obtaining shareholder approval. The Fund’s Directors must approve any new subadvisory agreements under the exemptive order, and the Fund must comply with certain other conditions.

The exemptive order also permits the Fund to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after certain events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Fund’s Directors. The Fund will notify shareholders of any subadviser changes and any other event of which notification is required under the order.

Federal Income Tax Consequences

The Merger is intended to be a tax-free reorganization. The closing of the Merger will be conditioned on receipt of an opinion from Ropes & Gray LLP to the effect that, based on existing provisions of the Code, current administrative rules and court decisions, while the matter is not free from doubt, for federal income tax purposes:

•

the Merger will constitute a reorganization within the meaning of Section 368(a) of the Code, and the BlackRock Portfolio and the FI Portfolio will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

•

under Section 361 of the Code, no gain or loss will be recognized to the FI Portfolio upon the transfer of its assets to the BlackRock Portfolio in exchange for the BlackRock Portfolio shares and the assumption by the BlackRock Portfolio of the FI Portfolio’s liabilities, or upon the distribution of such BlackRock Portfolio shares to the separate accounts and Qualified Plans that are the shareholders of the FI Portfolio;

•

under Section 1032 of the Code, no gain or loss will be recognized by the BlackRock Portfolio upon the receipt of the assets of the FI Portfolio in exchange for the assumption of the liabilities of the FI Portfolio and issuance of the BlackRock Portfolio shares;

•

under Section 362(b) of the Code, the tax basis of the assets of the FI Portfolio acquired by the BlackRock Portfolio will be the same as the basis of those assets in the hands of the FI Portfolio immediately prior to the transfer;

•

under Section 1223(2) of the Code, the holding period of the assets of the FI Portfolio in the hands of the BlackRock Portfolio will include the period during which those assets were held by the FI Portfolio;

•

under Section 354 of the Code, the separate accounts and Qualified Plans that are the shareholders of the FI Portfolio will recognize no gain or loss upon exchange of their shares of the FI Portfolio for the BlackRock Portfolio shares;

•

under Section 358 of the Code, the aggregate tax basis of the BlackRock Portfolio shares to be received by each separate account and Qualified Plan that is a shareholder of the FI Portfolio will be the same as the aggregate tax basis of the shares of the FI Portfolio exchanged therefor;

•

under Section 1223(l) of the Code, the holding period of the BlackRock Portfolio shares received by each separate account and Qualified Plan that is a shareholder of the FI Portfolio will include the holding period for the FI Portfolio shares exchanged for the BlackRock Portfolio shares, provided such shares of the FI Portfolio were held as a capital asset on the date of the exchange; and

•

the BlackRock Portfolio will succeed to and take into account the items of the FI Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

The opinion will be based on customary assumptions and certain factual certifications made by officers of the Fund. The opinion will note and distinguish certain published precedent, and it is possible that the IRS could disagree with Ropes & Gray LLP’s opinion. The opinion is therefore not a guarantee that the tax consequences of the Merger will be as described above.

Ropes & Gray LLP’s opinion will express no view with respect to the effect of the Merger on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

In addition, assuming that the contracts funded through the separate accounts of the insurance companies qualify as life insurance or annuity contracts under Section 72 of the Code, the Merger will not in any event create any tax liability for owners of such contracts.

Prior to the closing of the Merger, the FI Portfolio will declare a distribution, which, together with all previous distributions, will have the effect of distributing to the separate accounts and Qualified Plans, as shareholders of the FI Portfolio, in a manner qualifying for the dividends paid deduction, all of its investment company taxable income (computed without regard to the deduction for dividends paid), net realized capital gains, if any, and net tax-exempt interest income, if any, through the closing date.

Contract owners are urged to consult their own tax advisors as to the specific consequences to them of the Merger, including the applicability and effect of state, local, non-U.S. and other tax laws.

THE DIRECTORS OF THE FUND UNANIMOUSLY RECOMMEND APPROVAL OF THE MERGER AGREEMENT.

Required Vote for the Proposal

Approval of the Merger Agreement will require the affirmative vote of a majority of the shares of the FI Portfolio outstanding at the record date for the Meeting. The term “majority of the outstanding shares” of the FI Portfolio means the lesser of (a) the holders of 67% or more of the shares of the FI Portfolio present at the meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the FI Portfolio. A vote of the shareholders of the BlackRock Portfolio is not required to approve the Merger.

If shareholders of the FI Portfolio do not approve the Merger, the Directors will consider other possible courses of action which may be in the best interests of FI Portfolio shareholders.

GENERAL INFORMATION

Voting Information

The Directors are soliciting voting instructions in connection with the Meeting, which has been called to be held at [    ] Eastern Time on February 29, 2009, at the offices of MetLife Advisers, 501 Boylston Street, Boston, Massachusetts 02116. The Meeting notice, this Prospectus/Proxy Statement and voting instruction forms are being mailed to Contract owners beginning on or about [date].

Information About Voting Instructions and the Conduct of the Meeting

Solicitation of Voting Instructions.    Voting instructions will be solicited primarily by mailing this Prospectus/Proxy Statement and its enclosures, but voting instructions may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Fund or by its agents. In addition, [Alamo Direct Mail Services, Inc.] has been engaged to assist in the solicitation of proxies, at a total estimated cost of approximately $[    ], which will be borne by the FI Portfolio.

Voting Process.    The shares of the FI Portfolio are currently sold to Insurance Companies as the record owners for allocation to the corresponding investment divisions or sub-accounts of certain of their separate accounts that are registered as investment companies with the SEC and to certain Qualified Plans. Most of the shares of the FI Portfolio are attributable to Contracts and Qualified Plans. Other outstanding FI Portfolio shares are not attributable to Contracts or Qualified Plans, because such shares are (a) held in a separate account that is not registered as an investment company, or (b) held in the Insurance Company’s general account rather than in a separate account.

Record owners of the common stock of the FI Portfolio as of 4:00 p.m., Eastern Time, on December 1, 2008 (the “Record Time”), will be entitled to vote and may cast one vote for each share held. A majority of the shares of the FI Portfolio outstanding at the Record Time, present in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of the FI Portfolio at the Meeting.

In accordance with their understanding of presently applicable law, the Insurance Companies and will vote the shares of the FI Portfolio that are attributable to the Contracts based on instructions received from owners of such Contracts that participate in the corresponding investment divisions in the separate accounts. The number of FI Portfolio shares held in the corresponding investment division of a separate account deemed attributable to each Contract owner is determined by dividing a variable life insurance policy’s or variable benefit option’s cash value or a variable annuity contract’s accumulation units (or if variable annuity payments are currently being made, the amount of the Insurance Company’s reserves attributable to that variable annuity contract), as the case may be, in that division by the net asset value of one share in the FI Portfolio. Shares held by Qualified Plans will vote directly.

The FI Portfolio currently issues Class A shares, Class B shares and Class E shares, which, among other things, have different net asset values. Whether the Class A shares, Class B shares or Class E shares are offered in connection with a given Contract depends on the particular Contract. Each Class A share, Class B share and Class E share has one vote. For purposes of determining the number of the FI Portfolio shares for which a Contract owner is entitled to give voting instructions, the Insurance Companies use the per share net asset value for such class of the FI Portfolio shares that are offered under that Contract. Fractional votes will be counted. The number of shares for which a Contract owner has a right to give voting instructions is determined as of the Record Time. Record owners of shares held in a Qualified Plan are entitled to vote each share that they own as of the Record Time.

FI Portfolio shares held in an investment division attributable to Contracts for which no timely instructions are received or that are not attributable to Contracts will be represented at the Meeting by the record owners and voted in the same proportion as the shares for which voting instructions are received for all Contracts participating in that investment division. The Fund has been advised that FI Portfolio shares held in the general account or unregistered separate accounts of the Insurance Companies will be represented at the Meeting by the record owners and voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the other shares that are voted in proportion to such voting instructions.

If an enclosed voting instruction form is completed, executed and returned, it may nevertheless be revoked at any time before the Meeting by a written revocation or later voting instruction form.

Costs of Solicitation.    The FI Portfolio will bear the costs of the Merger, except for governmental fees required in connection with the registration or qualification under applicable and federal laws of the shares of the BlackRock Portfolio to be issued. The costs to be borne by the FI Portfolio will include, among other costs, the costs of this Prospectus/Proxy Statement. In the event that the Merger is not consummated, MetLife Advisers will bear all of the costs and expenses incurred by both the FI Portfolio and the BlackRock Portfolio in connection with the Merger.

Adjournments; Other Business.    An adjournment of the Meeting requires the vote of a majority of the total number of shares of the FI Portfolio that are present in person or by proxy and entitled to vote. The Meeting has been called to transact any business that properly comes before it. The only business that management of the Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of the Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

Shareholder Proposals at Future Meetings.    Under the Bylaws, the Fund is not required to hold an annual meeting of stockholders in any year in which the election of directors is not required to be acted upon under the Investment Company Act of 1940. Shareholder proposals to be presented at any future meeting of shareholders of the Portfolios or the Fund must be received by the Fund in writing a reasonable amount of time before the Fund solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting.

Other Information

Outstanding Shares and Shareholders.    As of the Record Time, the following number of shares of the FI Portfolio were outstanding and entitled to vote:

Class A	[	]
Class B	[	]
Class E	[	]

All of the shares of the FI Portfolio and the BlackRock Portfolio are held of record by the Insurance Companies for allocation to the corresponding investment divisions or sub-accounts of certain of their separate accounts or in Qualified Plans. Shares of the Portfolios are not offered for direct purchase by the investing public.

[The Insurance Companies have informed the Fund that as of the Record Time, there were no persons owning Contracts which would entitle them to instruct the Insurance Companies with respect to 5% or more of the voting securities of the FI Portfolio or the BlackRock Portfolio. The Qualified Plans have informed the Fund that as of the Record Time, there is no participant or trustee in a Qualified Plan holding 5% or more of the voting securities of the FI Portfolio or the BlackRock Portfolio. The Fund has been informed that the officers and Directors as a group owned less than 1% of the outstanding shares of each of the FI Portfolio or the BlackRock Portfolio.]

[Because the Insurance Companies and Qualified Plans own 100% of the shares of the FI Portfolio, they may be deemed to be in control (as that term is defined in the Investment Company Act of 1940) of the FI Portfolio.]

Except as noted below in the table, to the FI Portfolio’s knowledge, no persons owned of record 5% or more of any class of shares of the FI Portfolio. Any shareholder who holds 25% or more of the outstanding common shares of the Portfolio may be deemed to control the Portfolio. Any entity controlling the Portfolio may be able to determine the outcome of issues that are submitted to shareholders for vote, and may be able to take action regarding the Portfolio without the consent or approval of the other shareholders.

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentages of Share of Class (assuming the merger had occurred)
[any insurance company or qualified plan that holds a greater than 5% stake in FI Portfolio]

[Because the Insurance Companies and Qualified Plans own 100% of the shares of the BlackRock Portfolio, they may be deemed to be in control (as that term is defined in the Investment Company Act of 1940) of the BlackRock Portfolio.]

Except as noted below in the table, to the BlackRock Portfolio’s knowledge, no persons owned of record 5% or more of any class of shares of the BlackRock Portfolio. Any shareholder who holds 25% or more of the outstanding common shares of the Portfolio may be deemed to control the Portfolio. Any entity controlling the Portfolio may be able to determine the outcome of issues that are submitted to shareholders for vote, and may be able to take action regarding the Portfolio without the consent or approval of the other shareholders.

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentages of Share of Class (assuming the merger had occurred)
[any insurance company or qualified plan that holds a greater than 5% stake in BlackRock Portfolio]

Address of Underwriter.    MetLife Investors Distribution Company is the principal underwriter and distributor of the Fund. The address of MetLife Investors Distribution Company is 5 Park Plaza, Irvine, CA 92614.

Other Financial and Performance Information.    Financial highlights for the BlackRock Portfolio are included in Appendix B to this Prospectus/Proxy Statement. Information and commentary about the recent performance of the BlackRock Portfolio is included in Appendix D to this Prospectus/Proxy Statement. Other financial information for the FI Portfolio, as well as information and commentary about the recent performance of the FI Portfolio, are incorporated in this document by reference to the FI Portfolio’s Prospectus and Annual Report for the period ending December 31, 2007 and Semiannual Report for the six-month period ending June 30, 2008. The Annual Report of the Fund (which includes the report of independent auditors of both Portfolios) and the Semiannual Report of the Fund are available free of charge at the address and telephone number set forth on the cover page of this Prospectus/Proxy Statement.

Appendix A

Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) dated as of December 1, 2008, by and between (i) Metropolitan Series Fund, Inc. (the “Company”), a Maryland corporation formed on November 23, 1982, on behalf of the FI Large Cap Portfolio (the “Acquired Fund”), a series of the Company, (ii) the Company, on behalf of the BlackRock Legacy Large Cap Growth Portfolio (the “Acquiring Fund”), a series of the Company and (iii), solely with respect to Paragraph 9, Metlife Advisers, LLC (“Metlife Advisers”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for shares of common stock of the Acquiring Fund, the assumption by the Acquiring Fund of the liabilities of the Acquired Fund and the distribution of such shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUISITION SHARES AND LIQUIDATION OF ACQUIRED FUND.

1.1.	Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a)	The Company, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

(b)	The Acquiring Fund will assume all of the Acquired Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof) (collectively, the “Obligations”); provided, however, that the Acquiring Fund shall not assume any liabilities or obligations of the Acquired Fund relating to expense subsidy or reimbursement arrangements between the Acquired Fund and its investment adviser.

(c)

The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets and the assumption of such liabilities the number of full and fractional Class A, Class B and Class E shares obtained by (i) multiplying the number of Class A shares outstanding of the Acquired Fund (the holders of such Class A shares of the Acquired Fund, the “Group I Shareholders”) by the ratio computed by dividing the net asset value per share of the Acquired Fund’s Class A shares by the net asset value per share of the Class A shares of the Acquiring Fund (the “Class A Acquisition Shares”); (ii) multiplying the number of Class B shares outstanding of the Acquired Fund (the holders of such Class B shares of the Acquired Fund, the “Group II Shareholders”) by the ratio computed by dividing the net asset value per share of the Acquired Fund’s Class B shares by the net asset value per share of the Class B shares of the Acquiring Fund (the “Class B Acquisition Shares”); and (iii) multiplying the number of Class E shares outstanding of the Acquired Fund (the holders of such Class E shares of the Acquired Fund, the “Group III Shareholders”) by the ratio computed by dividing the net asset value per share of the Acquired Fund’s Class E shares by the net asset value per share of the Class E shares of the Acquiring Fund (the “Class E Acquisition Shares”), in each case computed in the manner and as of the time and date set forth in paragraph 2.1. The Class A Acquisition Shares, the Class B Acquisition Shares and the Class E Acquisition Shares are collectively referred to herein as the “Acquisition Shares.” Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.	The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the “Closing Date”), including any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

1.3.	As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Acquired Fund will liquidate and distribute to its shareholders of record (the “Acquired Fund Shareholders”), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquisition Shares pursuant to paragraph 1.1. Each Group I Shareholder shall be entitled to receive that proportion of the Class A Acquisition Shares which the number of Class A shares of the Acquired Fund held by such Group I Shareholder bears to the total number of Class A shares of the Acquired Fund held by all Group I Shareholders on the Valuation Date. Each Group II Shareholder shall be entitled to receive that proportion of the Class B Acquisition Shares which the number of Class B shares of the Acquired Fund held by such Group II Shareholder bears to the total number of Class B shares of the Acquired Fund held by all Group II Shareholders on the Valuation Date. Each Group III Shareholder shall be entitled to receive that proportion of the Class E Acquisition Shares which the number of Class E shares of the Acquired Fund held by such Group III Shareholder bears to the total number of Class E shares of the Acquired Fund held by all Group III Shareholders on the Valuation Date. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund.

1.4.	With respect to Acquisition Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Company will not permit such shareholder to receive Acquisition Share certificates therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Company has been notified by the Acquired Fund or its agent that such shareholder has surrendered all of his, her or its outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

1.5.	Any obligation of the Acquired Fund to make filings with governmental authorities is and shall remain the responsibility of the Acquired Fund through the Closing Date and up to and including such later date on which the Acquired Fund is terminated.

1.6.

As promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the

Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, which shall have been certified by the Treasurer (or any Assistant Treasurer) of the Acquired Fund.

1.7.	As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the State of Maryland, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2.	VALUATION.

2.1.	For the purpose of paragraph 1, the value of the shares of the Acquired Fund held by, respectively, the Group I Shareholders, the Group II Shareholders, and the Group III Shareholders shall be equal to the net asset value of such shares of the Acquired Fund computed as of the close of regular trading on the New York Stock Exchange on the Closing Date (such time and date being herein called the “Valuation Date”) using the valuation procedures as adopted by the Board of Directors of the Company, and shall be certified by an authorized officer of the Company on behalf of the Acquired Fund.

3.	CLOSING AND CLOSING DATE.

3.1.	The Closing Date shall be on May 1, 2009 or on such other date as the parties may agree. The Closing shall be held at the close of business on the Closing Date at the offices of MetLife Advisers, LLC, located at 501 Boylston Street, Boston, Massachusetts, or at such other time and/or place as the parties may agree.

3.2.	The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank and Trust Company, as custodian for the Acquiring Fund (the “Custodian”), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund’s cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “State Street Bank and Trust Company, custodian for BlackRock Legacy Large Cap Growth Portfolio, a series of the Metropolitan Series Fund, Inc.”

3.3.	In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or general trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days after the original Valuation Date, this Agreement may be terminated by the Company, on behalf of either the Acquired Fund or the Acquiring Fund, upon written notice.

3.4.	At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of common stock of each class of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Company. The Company, on behalf of the Acquiring Fund, shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Company, on behalf of the Acquiring Fund, shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

3.5.	At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4.	REPRESENTATIONS AND WARRANTIES.

4.1.	The Company, on behalf of the Acquired Fund, represents and warrants the following to the Company and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its property and assets and to conduct its business as currently conducted;

(b)	The Company is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the “SEC”) as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Articles of Incorporation of the Company and the 1940 Act;

(c)	The Company is not in violation in any material respect of any provision of its Articles of Incorporation or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(d)	The Company has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

(e)

No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(f)	The statement of assets and liabilities including the portfolio of investments, as of December 31, 2007, the related statement of operations, and the statement of changes in net assets for each of the two years for the period ended December 31, 2007, of the Acquired Fund, audited by Deloitte & Touche, LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since December 31, 2007;

(g)	Since December 31, 2007, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(h)	All federal and other tax returns and reports of the Acquired Fund required by law to have been filed (giving effect to extensions) have been filed, all federal and other taxes shown to be due on said returns and reports or any assessments received by the Acquired Fund have been paid so far as due and adequate provision has been made for the payment of taxes not yet due. No such tax return or report is currently under audit by the Internal Revenue Service or any state or local tax authority and no assessment has been asserted with respect to any such tax return or report;

(i)	For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of Subchapter M of the Code for treatment as a “regulated investment company” within the meaning of Section 851 of the Code. Neither the Company nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Sections 852 or 4982 of the Code. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

(j)	For all taxable years and all applicable quarters of the Acquired Fund from the date of its inception, the Acquired Fund has satisfied the diversification requirements within the meaning of Section 817(h) of the Code and applicable regulations thereunder.

(k)

The authorized capital of the Company consists of 4.75 billion shares of common stock, par value $0.01 per share, of which 70,000,000 shares are authorized for the Acquired Fund. The outstanding shares of the Acquired Fund are, and at the Closing Date will be, divided into 60,000,000 Class A, 5,000,000 Class B and 5,000,000 Class E shares, each having the characteristics described in the Acquired Fund’s current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”). All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquiring Fund Prospectus) non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

(l)	The Acquired Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Fund Prospectus, except as previously disclosed in writing to the Acquiring Fund;

(m)	The execution, delivery and performance of this Agreement has been duly authorized by the Board of Directors of the Company, and, upon approval thereof by the required vote of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(n)	The Acquisition Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

(o)	The information provided by the Acquired Fund for use in the Prospectus/Proxy Statement and the Registration Statement referred to in paragraph 5.3 and any information provided by the Acquired Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

(p)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state insurance, securities or “blue sky” laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto Rico);

(q)	At the Closing Date, the Company, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to and accepted by the Acquiring Fund. As used in this Agreement, the term “Investments” shall mean the Acquired Fund’s investments shown on the schedule of its investments as of June 30, 2008, referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions through the Closing Date;

(r)	At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain in compliance with its investment restrictions as are set forth in the prospectus and statement of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”), as amended through the Closing Date; and

(s)	No registration of any of the Investments under the Securities Act or under any state securities or “blue sky” laws would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

4.2.	The Company, on behalf of the Acquiring Fund, represents and warrants the following to the Company and to the Acquired Fund as of the date hereof, as applicable, and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its property and assets and to conduct its business as currently conducted;

(b)	The Company is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (“SEC”) as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Articles of Incorporation of the Company and the 1940 Act;

(c)	The Acquiring Fund Prospectus conforms in all material respects with the applicable requirements of the 1933 Act and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

(d)	At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(e)	The Company is not in violation in any material respect of any provisions of its Articles of Incorporation or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(f)	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(g)	The statement of assets and liabilities including the portfolios of investments as of December 31, 2007, the related statement of operations and the statement of changes in net assets for each of the two years for the period ended December 31, 2007, of the Acquiring Fund, audited by Deloitte & Touche LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since December 31, 2007;

(h)	Since December 31, 2007, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness, except as disclosed in writing to the Acquired Fund. For the purposes of this subparagraph (h), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(i)	All federal and other tax returns and reports of the Acquiring Fund required by law to have been filed (giving effect to extensions) have been filed, all federal and other taxes shown to be due on said returns and reports or any assessments received by the Acquiring Fund have been paid so far as due and adequate provision has been made for the payment of taxes not yet due. No such tax return or report is currently under audit by the Internal Revenue Service or any state or local tax authority and no assessment has been asserted with respect to any such tax return or report;

(j)	For all taxable years and all applicable quarters of the Acquiring Fund from the date of its inception, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and satisfied the diversification requirements within the meaning of Section 817(h) of the Code and the applicable regulations thereunder;

(k)	The authorized capital of the Company consists of 4.75 billion shares of common stock, par value of $0.01 per share, of which 40,000,000 shares are authorized for the Acquiring Fund. The outstanding shares of the Acquiring Fund are, and at the Closing Date will be, divided into 25,000,000 Class A, 10,000,000 Class B and 5,000,000 Class E shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquiring Fund’s Prospectus) non-assessable by the Company, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common stock in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date (except such rights as the Acquiring Fund may have pursuant to this Agreement);

(l)	The Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquiring Fund Prospectus;

(m)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Company, and this Agreement constitutes the valid and binding obligation of the Company and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(n)	The Acquisition Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares, Class B shares or Class E shares, as the case may be, in the Acquiring Fund, and will be fully paid and (except as set forth in the Registration Statement) non-assessable by the Company, and no shareholder of the Company will have any preemptive right of subscription or purchase in respect thereof;

(o)	The information to be furnished by the Acquiring Fund for use in the Prospectus/Proxy Statement and the Registration Statement referred to in paragraph 5.3 and any information furnished by the Acquiring Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

(p)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or “blue sky” laws.

5.	COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The Company, on behalf of the Acquiring Fund, and the Company, on behalf of the Acquired Fund, hereby covenants and agrees as follows:

5.1.	The Acquiring Fund and the Acquired Fund will each operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business may include regular and customary periodic dividends and distributions and any trading activities in anticipation of the transactions contemplated hereby.

5.2.	The Acquired Fund will call a meeting of its shareholders to be held on or prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3.	In connection with the meeting of the Acquired Fund Shareholders referred to in paragraph 5.2, the Acquired Fund will prepare a Prospectus/Proxy Statement (the “Prospectus/Proxy Statement”) for such meeting, to be included in a Registration Statement on Form N-14 (the “Registration Statement”) which the Company, on behalf of the Acquiring Fund, will prepare and file for the registration under the 1933 Act of the Acquisition Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

5.4.	The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Prospectus/Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

5.5.	The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the Acquiring Fund becomes aware that the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

5.6.	Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take or cause to be taken all actions, and do or cause to be done all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

5.7.	The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or “blue sky” laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Company and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1.	The Company, on behalf of the Acquiring Fund, shall have delivered to the Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Company on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Company and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

6.2.	The Company, on behalf of the Acquired Fund, shall have received a favorable opinion from Ropes & Gray LLP, counsel to the Company, or an alternate counsel acceptable to the Company dated the Closing Date and in a form satisfactory to the Company, to the following effect:

(a)	The Company is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland and has corporate power necessary to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series of the Company duly constituted in accordance with the applicable provisions of the 1940 Act and the Articles of Incorporation of the Company;

(b)	This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus/Proxy Statement and the Registration Statement referred to in paragraph 5.3 comply with all applicable provisions of federal securities laws, this Agreement constitutes the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights and general principles of equity;

(c)	The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;

(d)	The Acquisition Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and (except as set forth in the Registration Statement) non-assessable Class A shares, Class B shares and Class E shares of the Acquiring Fund, assuming that as consideration for such shares not less than the net asset value and the par value of such shares has been paid and that the conditions set forth in this Agreement have been satisfied; and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect of such shares;

(e)	The execution and delivery by the Company on behalf of the Acquiring Fund of this Agreement did not, and the performance by the Company and the Acquiring Fund of their respective obligations hereunder will not, violate the Company’s Articles of Incorporation or Bylaws, or any provision of any agreement known to such counsel to which the Company or the Acquiring Fund is a party or by which either of them is bound, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Company or the Acquiring Fund is a party or by which either of them is bound;

(f)	To the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Maryland state court or governmental authority is required for the consummation by the Company or the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or “blue sky” laws or such as have been obtained;

(g)	After inquiry of officers of the Company by such counsel, but without having made any other investigation, there is no legal or governmental proceeding relating to the Company or the Acquiring Fund on or before the date of mailing of the Prospectus/Proxy Statement or the Closing Date which is required to be described in the Registration Statement referred to in paragraph 5.3 which is not disclosed therein;

(h)	The Company is duly registered with the SEC as an investment company under the 1940 Act; and

(i)	To the knowledge of such counsel, after having made inquiry of officers of the Company but without having made any other investigation, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to the Company or the Acquiring Fund or any of their respective properties or assets that places in question the validity or enforceability of, or seeks to enjoin the performance of, the Company’s obligations under this Agreement, and neither the Company nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1.	The Company, on behalf of the Acquired Fund, shall have delivered to the Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Company and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their part to be performed or satisfied under this Agreement at or prior to the Closing Date;

7.2.	The Company, on behalf of the Acquiring Fund, shall have received a favorable opinion from Ropes & Gray LLP, counsel to the Company, or an alternate counsel acceptable to the Company dated the Closing Date and in a form satisfactory to the Company, to the following effect:

(a)	The Company is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland and has corporate power necessary to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series of the Company duly constituted in accordance with the applicable provisions of the 1940 Act and the Articles of Incorporation of the Company;

(b)	This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Prospectus/Proxy Statement referred to in paragraph 5.3 complies with all applicable provisions of federal securities laws, this Agreement constitutes the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights and general principles of equity;

(c)	The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it under this Agreement, and, upon consummation of the transactions contemplated by this Agreement, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

(d)	The execution and delivery by the Company on behalf of the Acquired Fund of this Agreement did not, and the performance by the Company and the Acquired Fund of their respective obligations hereunder will not, violate the Company’s Articles of Incorporation or Bylaws, or any provision of any agreement known to such counsel to which the Company or the Acquired Fund is a party or by which either of them is bound, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Company or the Acquired Fund is a party or by which either of them is bound;

(e)	To the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Maryland state court or governmental authority is required for the consummation by the Company or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or “blue sky” laws or such as have been obtained;

(f)	After inquiry of officers of the Company by such counsel, but without having made any other investigation, there is no legal or governmental proceeding relating to the Company or the Acquired Fund on or before the date of mailing of the Prospectus/Proxy Statement or the Closing Date which is required to be described in the Registration Statement which is not disclosed therein;

(g)	The Company is duly registered with the SEC as an investment company under the 1940 Act;

(h)	To the knowledge of such counsel, after having made inquiry of officers of the Company but without having made any other investigation, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to the Company or the Acquired Fund or any of their respective properties or assets that places in question the validity or enforceability of, or seeks to enjoin the performance of, the Company’s obligations under this Agreement, and neither the Company nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses; and

(i)	All issued and outstanding shares of the Acquired Fund are validly issued, fully paid and (except as set forth in the Acquired Fund’s Prospectus) non-assessable, assuming that as consideration for such shares not less than the net asset value of such shares has been paid, and assuming that such shares were issued in accordance with the Acquired Fund’s registration statement, or any amendments thereto, in effect at the time of such issuance.

7.3.	Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing in a manner qualifying for the dividends paid deduction all of the Acquired Fund’s investment company taxable income for its taxable years ending on or after December 31, 2008 and on or prior to the Closing Date (in each case computed without regard to any deduction for dividends paid), all of its net capital gains realized in each of its taxable years ending on or after December 31, 2008 and on or prior to the Closing Date, and all of its net tax-exempt interest income realized in each of its taxable years ending on or after December 31, 2008 and on or prior to the Closing Date.

7.4.	The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer (or any Assistant Treasurer) of the Company, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

7.5.	The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date, and the Acquired Fund shall have delivered to the Acquiring Fund a statement of assets and liabilities of the Acquired Fund as of the Valuation Date, prepared in accordance with generally accepted accounting principles consistently applied from the prior audited period, certified by the Treasurer (or any Assistant Treasurer) of the Acquired Fund.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

The respective obligations of the Company on behalf of the Acquiring Fund and the Company on behalf of the Acquired Fund hereunder are each subject to the further conditions that on or before the Closing Date:

8.1.	This Agreement and the transactions contemplated herein shall have been approved by the required vote of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of Acquired Fund Shareholders referred to in paragraph 5.2;

8.2.	On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

8.3.	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state “blue sky” and securities authorities) deemed necessary by the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

8.4.	The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5.	The Company, on behalf of each of the Acquiring Fund and the Acquired Fund, shall have received an opinion of Ropes & Gray LLP (or an alternate counsel acceptable to the Company) in a form satisfactory to the Company, substantially to the effect that, although not free from doubt, for federal income tax purposes:

(a)	The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund’s assumption of the Obligations of the Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of such Acquisition Shares to the Acquired Fund Shareholders in liquidation of the Acquired Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)	No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares or (ii) upon the distribution of the Acquisition Shares to the Acquired Fund Shareholders;

(c)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquisition Shares as contemplated in paragraph 1 hereof;

(d)	The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer,

(e)	The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

(f)	The Acquired Fund Shareholders will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquisition Shares;

(g)	The tax basis of the Acquisition Shares to be received by each Acquired Fund Shareholder will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

(h)	The holding period of the Acquisition Shares to be received by each Acquired Fund Shareholder will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

(i)	The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of the reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

The opinion will be based on customary assumptions and certain factual certifications made by the Acquiring Fund and the Acquired Fund, and will be subject to certain qualifications.

8.6.	At any time prior to the Closing, any of the foregoing conditions of this paragraph 8 may be waived by the Board of Directors of the Company if, in its judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

9.	FEES AND EXPENSES.

9.1.	Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Acquired Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by the Acquired Fund. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquisition Shares to be issued in connection herewith in each state in which the Acquired Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

9.2.	In the event the transactions contemplated by this Agreement are not consummated, then MetLife Advisers agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

9.3.	Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, neither the

Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages.

9.4.	Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

10.1.	The Company, on behalf of the Acquired Fund and the Acquiring Fund, agrees that neither party has made any representation, warranty or covenant to the other not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.	The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.4, 1.5, 1.6, 1.7, 3.4, 9, 10, 13 and 14.

11.	TERMINATION.

11.1.	This Agreement may be terminated by the Company on behalf of both the Acquiring Fund and the Acquired Fund. In addition, the Company may at its option terminate this Agreement at or prior to the Closing Date:

(a)	Because of a material breach by any party of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)	If a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

(c)	If the Board of Directors of the Company, on behalf of either the Acquiring Fund or the Acquired Fund, determines that the termination of this Agreement is in the best interests of its shareholders.

11.2.	If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2009, this Agreement shall automatically terminate on that date unless a later date is agreed to by the parties.

12.	AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Company, on behalf of the Acquired Fund, and the Company, on behalf of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders pursuant to paragraph 5.2, no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.	NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid courier, telecopy or certified mail addressed to: Metropolitan Series Fund, Inc., 501 Boylston Street, Boston, MA 02116, Attention: Secretary.

14.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE; FINDERS’ FEES.

14.1.	The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.	This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Maryland, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

14.4.	This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.	A copy of the Articles of Incorporation of the Company is on file with the Secretary of State of the State of Maryland, and notice is hereby given that no director, officer, agent or employee of the Company shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

14.6.	The Company, on behalf of the Acquired Fund and the Acquiring Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

METROPOLITAN SERIES FUND, INC., on behalf of its FI Large Cap Portfolio

By:
Name:
Title:

ATTEST:

By:
Name:
Title:

METROPOLITAN SERIES FUND, INC., on behalf of its BlackRock Legacy Large Cap Growth Portfolio

By:
Name:
Title:

ATTEST:

By:
Name:
Title:

Agreed and accepted as to paragraph 9 only:

METLIFE ADVISERS, LLC

By:
Name:
Title:

ATTEST:

By:
Name:
Title:

Appendix B

BlackRock Legacy Large Cap Growth Portfolio

Investment Objective

The investment objective of the Portfolio is long-term growth of capital.

Principal Investment Strategies

BlackRock Advisors, LLC (formerly known as BlackRock Advisors, Inc.) (“BlackRock”), subadviser to the Portfolio, under normal market conditions, invests at least 80% of the Portfolio’s net assets in a portfolio of large capitalization equity securities. You will receive 60 days’ prior notice if this 80% minimum is going to change. BlackRock considers large capitalization equity securities to be those issued by companies with market capitalizations, at the time of purchase by the Portfolio, of at least $1 billion.

Stock Selection

The Portfolio invests primarily in stocks believed by BlackRock to have long-term growth potential. In selecting stocks, BlackRock seeks to identify large capitalization stocks with sustainable above-average earnings growth. The Portfolio intends to invest its assets in approximately 60-80 U.S.-traded companies, although the number of holdings may vary. The Portfolio typically will be fully invested. A significant portion of the Portfolio’s assets are expected to be invested in stocks of companies listed in the Russell 1000 Growth Index. The Portfolio seeks to outperform the Russell 1000 Growth Index over a market cycle. The Russell 1000 Growth Index tracks growth companies included in the Russell 1000 Index, which is composed of the 1,000 largest U.S. companies based on total market capitalization. As of May 30, 2008, the Russell 1000 Index included companies with market capitalizations of $1.4 billion and above. The Portfolio may from time to time emphasize one or more growth sectors. In addition, BlackRock tries to manage risk relative to the Russell 1000 Growth Index.

BlackRock seeks to invest in fundamentally sound companies with strong managements, superior earnings growth prospects, and attractive relative valuations. BlackRock emphasizes fundamental research in seeking to successfully identify and invest in these companies. BlackRock disciplined investment process emphasizes bottom-up stock selection and risk management techniques.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

•	A general decline in U.S. or foreign stock markets.

•	Poor performance of individual stocks held by the Portfolio, of large cap stocks, or of growth stocks in general.

•	Potentially rapid price changes (volatility) of equity securities.

•	The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk.

Investment Performance Record

The bar chart below shows the annual total return for the Class A shares of the Portfolio for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Portfolio to the returns of a relevant broad-based securities market index. This information helps illustrate the volatility of the Portfolio’s returns.

These returns do not reflect additional fees charged by separate accounts of the Insurance Companies, variable insurance contracts or Qualified Plans that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower. On May 1, 2004, the BlackRock Portfolio changed its subadviser from Fred Alger Management, Inc. (“Alger”) to State Street Research & Management Company (“State Street Research”) and also changed its investment objective and principal investment strategies. On January 31, 2005, BlackRock succeeded State Street Research as subadviser to the Portfolio. The performance information set forth below reflects the management of Alger, State Street Research and BlackRock.

Year-to-date total return for Class A shares as of September 30, 2008 is -13.26% (unannualized). During the period shown above, the highest quarterly return was 26.06% for the fourth quarter of 1998, and the lowest quarterly return was -20.07% for the third quarter of 2002. Past performance of a Portfolio does not necessarily indicate how that Portfolio will perform in the future.

Average Annual Total Returns for Periods Ended December 31, 2007

BlackRock Portfolio	Past One Year	Past Five Years	Past Ten Years	Since Inception	Inception Date
Class A	18.72%	14.23%	6.94%	—	—
Class B	18.43%	14.03%	N/A	11.43%	7-30-02
Class E	18.54%	14.05%	N/A	1.87%	5-1-01
Russell 1000 Growth Index	11.81%	12.11%	3.83%	—	—

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio.    This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Shareholder Fees (fees paid directly from your investment) for fiscal year ending December 31, 2007.

	Class A	Class B	Class E
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (as a percentage of purchase price or redemption price, whichever is lower)	N/A	N/A	N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets) for fiscal year ended December 31, 2007.

	Class A	Class B	Class E
Management Fee	0.73%	0.73%	0.73%
Distribution and Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses	0.06%	0.06%	0.06%

Total Annual Portfolio Operating Expenses (1)	0.79%	1.04%	0.94%

(1)	The Portfolio placed certain portfolio trades with brokers who paid a portion of the Portfolio’s expenses. The expense information for the Portfolio does not reflect this reduction in expenses. If this reduction were shown, the Portfolio’s Total Annual Operating Expenses would have been 0.76% for Class A shares, 1.01% for Class B shares and 0.91% for Class E shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan; if it did, fees and expenses would be higher than shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$81	$252	$439	$978
Class B	$106	$331	$574	$1271
Class E	$96	$300	$520	$1155

More About Investment Strategies and Risks

Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization.    The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

Investment Style Risk.    The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Convertible Securities.    The Portfolio may invest in convertible securities, which are fixed-income securities or preferred stocks that may later convert to underlying common stocks or other equity securities. Prior to conversion, convertible securities have the same general characteristics as other fixed-income securities, and thus involve both credit risk (the risk that the security’s issuer will not pay the interest, dividends or principal that it has promised to pay) and market risk (the risk that the value of the security will fall because of changes in market rates of interest or other factors), which includes interest rate risk. (Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.) Certain fixed-income securities are also subject to pre-payment risk (the risk that an issuer will repay the principal or repurchase the security before it matures). The price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price (“out of the money”). When the price of the underlying equity security is greater than the conversion price (“in the money”), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying security.

Rule 144A and other Private Placement Securities.    The Portfolio may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Portfolio may not, however, purchase any security if, as a result, more than 15% of the Portfolio’s net assets would be invested in securities considered to be illiquid by BlackRock.

Mutual Funds.    The Portfolio may invest in mutual funds. Since the value of a mutual fund is based on the value of the individual securities it holds, the value of the Portfolio’s investment in the mutual fund will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the mutual fund’s fees and expenses.

Exchange Traded Funds.    The Portfolio may invest in exchange traded funds (“ETFs”). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of the individual securities it holds, the value of the Portfolio’s investment in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF’s fees and expenses.

Foreign Securities

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information.    Changes in foreign countries’ laws may harm the performance and liquidity of the Portfolio’s investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk.    News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk.    As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries’ currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer’s home country. BlackRock may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, BlackRock cannot assure that these techniques will be effective.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

Derivatives

The Portfolio may use derivatives to “hedge” or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Portfolio will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Portfolio.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A swap contract involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

Warrants.    The Portfolio may invest in warrants. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant’s price will normally fluctuate in the same direction as the prices of its underlying securities but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

When-issued Securities.    The Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Portfolio Management

BlackRock is a wholly-owned subsidiary of BlackRock, Inc., which is an affiliate of The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc. BlackRock and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $1.4 trillion as of December 31, 2007. BlackRock is located at 40 East 52nd Street, New York, New York 10022.

The portfolio managers who are jointly and primarily responsible for the day-to-day management of the Portfolio are Jeffrey R. Lindsey and Edward P. Dowd. Messrs. Lindsey and Dowd lead BlackRock Fundamental Large Cap Growth Team consisting of five investment professionals. Messrs. Lindsey and Dowd joined BlackRock in 2005 following the merger between BlackRock and State Street Research, the Portfolio’s former subadviser.

Mr. Lindsey joined State Street Research in 2002. From 2003 until he joined BlackRock, Mr. Lindsey was a Managing Director and the Chief Investment Officer-Growth at State Street Research, responsible for overseeing all of State Street Research’s growth and core products. Prior to joining State Street Research, he served as a Managing Director, Director of Concentrated Growth Products and Senior Vice President at Putnam Investments.

Prior to joining BlackRock, Mr. Dowd was a Vice President at State Street Research. Prior to joining State Street Research in 2002, he was a Vice President and Technology Sector Leader for Independence Investment LLC and an equity research associate at Donaldson, Lufkin & Jennrette.

The Statement of Additional Information (the “SAI”) of the BlackRock Portfolio provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Metropolitan Series Fund, Inc. (the “Fund”).

The Portfolio pays an investment advisory fee at the annual rate of 0.73% of the first $1 billion of the Portfolio’s average daily net assets, and 0.65% for amounts over $1 billion. For the year ended December 31, 2007, the Portfolio paid MetLife Advisors LLC (“MetLife Advisors”) an investment advisory fee of 0.73% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board of Directors’ approval of the continuation of the Advisory Agreement and Subadvisory Agreement for the Portfolio is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2007.

Section I. Overview of Metropolitan Series Fund, Inc.

Organization

The Fund is a mutual fund, consisting of 36 separate investment portfolios (the “Portfolios”), which offers Class A, Class B, Class D, Class E and Class F shares. MetLife Advisers is the investment adviser to all the Portfolios. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for certain of the Portfolios. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Fund relating to hiring and replacing subadvisers.

Investors

Fund shares are offered only to separate accounts (the “Separate Accounts”) established by Metropolitan Life Insurance Company (“Metropolitan Life”), New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Fund serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Fund shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay.

Types of Investments

Each Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed-income. Some Portfolios invest primarily, or in part, in foreign equity or foreign fixed-income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Generally, common and preferred stocks represent ownership interests in a corporation, which may be referred to as the “issuer” of the stock. Stocks often pay a dividend. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

A dividend is a payment made by a company to a shareholder that typically is based on the company’s performance. A dividend may be paid as cash or additional securities.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the subadviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Stock markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance, or “total return,” of the Portfolios that invest in stocks and other equity securities will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Fixed-income Securities

Fixed-income securities, including bonds, notes, and U.S. and other government securities, represent an obligation of a company or other issuer to repay money that it has borrowed. Generally, the issuer agrees to pay the investor interest in return for the use of the money until the maturity date, as set forth in the terms of the security. The rate of interest may be fixed or variable.

The value of fixed-income securities (and of the shares of a Portfolio invested in fixed-income securities) will generally rise when interest rates fall and drop when interest rates increase. A bond with a longer remaining maturity or duration will tend to lose or gain more value in response to interest rate changes than a shorter-term bond. The same is true of a Portfolio’s average maturity or duration. While presenting more risk of loss, longer-term bonds tend to pay higher rates of interest or “yields.” Falling interest rates will cause the yield of a portfolio of bonds to decrease over time.

The maturity date is the date on which a fixed-income security “matures.” This is the date on which the borrower must pay back the borrowed amount, which is known as the principal.

Duration is an estimate of how much a bond fund’s share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Portfolio’s duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a Portfolio’s diversification, foreign securities tend to be more volatile than U.S. securities for reasons such as political, social or economic uncertainties or less regulation of foreign issuers. These risks are heightened for securities of issuers in developing, emerging market countries. Movements in prices in foreign securities markets may not correlate with prices in the U.S. stock market.

Investment Objectives

The investment objective of each Portfolio may be changed without shareholder approval. There is no assurance that a Portfolio will achieve its investment objective.

Temporary Defensive Positions

Each Portfolio intends normally to remain fully invested in its respective type of investments. However, for temporary defensive purposes in response to market conditions, each Portfolio reserves the right to hold some or all of its assets in cash or fixed-income investments. The types of securities in which a Portfolio may invest for temporary defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. There is no assurance that any Portfolio will employ a defensive strategy or as to how long a Portfolio may do so. Although a defensive strategy may help insulate a Portfolio from a downturn in securities markets, it could prevent the Portfolio from capturing the gains it would otherwise achieve if the Portfolio did not employ a defensive strategy. The use of a defensive strategy may prevent a Portfolio from achieving its investment objective.

Repurchase agreements are agreements under which a Portfolio purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Portfolio at a later date. Repurchase agreements allow a Portfolio to earn a return on available cash at relatively low credit risk.

Portfolio Turnover

Except for the index Portfolios, the Asset Allocation Portfolios and the Zenith Equity Portfolio, each Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Portfolio may experience high portfolio turnover. High portfolio turnover may result in higher brokerage and other transaction costs.

Investment Percentage Requirements and Capitalization

Several of the Portfolios have adopted policies that set minimum or maximum percentages of their assets to be allocated to certain types of investments or to certain ranges of market capitalization. Unless otherwise indicated, these percentage requirements and capitalization ranges apply at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of these policies or ranges.

Securities Lending

Each Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will be terminable at any time. As with any extension of credit, securities lending exposes a Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Portfolio Holdings

Shares of the Fund are offered only to separate accounts of the Insurance Companies or to Qualified Plans. The following information is generally made available on one or more of the Insurance Company websites (including www.metlife.com/msf): (i) the ten largest portfolio holdings of each Portfolio; (ii) complete portfolio holdings for each Portfolio; and (iii) the percentage of each Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter end. Subject to limited exceptions, the information regarding each Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and each Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter.

Each Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, a Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Fund’s custodian after certain established cut-off times.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. Each Portfolio except Zenith Equity Portfolio pays MetLife Advisers an investment advisory fee. For each Portfolio, MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for each Portfolio, and

MetLife Advisers pays each subadviser a subadvisory fee for such services. MetLife Advisers is responsible for hiring, overseeing and, if necessary, replacing subadvisers, subject to approval by the Board of Directors of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. A wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

MetLife Advisers has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund’s Board of Directors must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits MetLife Advisers to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Directors. The Fund will notify shareholders of any subadviser changes as required by the order.

Some of the Portfolios have names and investment objectives that may be similar to certain publicly available mutual funds that are managed by the same subadvisers. These Portfolios are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolios, different fees and different asset sizes.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares and Class F shares. Under the distribution and services plans, the Class B, Class D, Class E and Class F shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E and Class F shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is 0.25% per year for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares and 0.20% per year for the Class F shares. These fees will increase the cost of investing over time.

Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a Portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in any Portfolio and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any contractowner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Insurance Company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contractowners. In addition, MetLife Advisers monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager’s ability to manage the Portfolio. If, based on such monitoring, MetLife Advisers believes (i) that a Portfolio’s cashflows may reflect a pattern of market timing or (ii) that a Portfolio’s cashflows may reflect frequent trading that is disruptive to the management of the Portfolio and it is appropriate given the context of the cashflow volatility (e.g., type of Portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Insurance Companies.

Further, in accordance with Rule 22c-2 under the Investment Company Act of 1940, the Fund has contracted with the Separate Accounts of the Insurance Companies to enable it to request and receive transaction information in the shares of the Fund’s Portfolios and limit transactions that violate the Fund’s policies on market timing.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Fund or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contractowners of such separate account would no longer be able to make new investments in the Fund or any of its Portfolios. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Insurance Company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the Insurance Company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contractowner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and contractowners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contractowners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage the Portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example, by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a Portfolio that may invest in securities that are, for example, thinly traded, traded infrequently or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield or “junk” bonds.

A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

Each Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company, the Qualified Plan, Zenith Equity Portfolio or the Asset Allocation Portfolios. Because certain Portfolios hold securities that are traded on foreign exchanges (that may trade on weekends or other days when such Portfolios do not price their shares), the value of such Portfolios’ securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for each Portfolio (other than BlackRock Money Market Portfolio (“Money Market Portfolio”)) is calculated by dividing the Portfolio’s net assets by its number of outstanding shares.

The entire investment portfolio of the Money Market Portfolio and any fixed-income securities with remaining maturities of 60 days or less held by any other Portfolio are valued at amortized cost. Other portfolio securities of each Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolios’ foreign equity securities using fair value prices based on third party vendor modeling tools.

Subject to the Board’s oversight, the Fund’s Board of Directors has delegated day-to-day responsibility for valuing Portfolio assets to MetLife Advisers or the subadvisers of the Portfolios, who value such assets as described above and operate under procedures approved by the Board.

The net asset value of each Asset Allocation Portfolio and the Zenith Equity Portfolio is calculated based on the net asset values of the Underlying Portfolios in which such Portfolio invests. The Underlying Portfolios that are Portfolios of the Fund will use fair value pricing in the circumstances and manner described above.

Dividends and Capital Gain Distributions

Currently, each Portfolio other than the Money Market Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). These Portfolios also annually distribute all net realized capital gains, if any, after offsetting any capital loss carryovers. Each Portfolio, other than the Money Market Portfolio, may pay dividends from net investment income more or less often if the Fund’s Board of Directors deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires each Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, each Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of each Portfolio are automatically reinvested in additional shares of that Portfolio.

Taxes

Each Portfolio is a separate entity for federal income tax purposes and intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders annually, and otherwise satisfies the requirements for qualification as a regulated investment company, the Portfolio itself generally will not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected. Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolios. In addition, a Portfolio’s investment in foreign securities or foreign currencies may increase or accelerate such Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

A Portfolio’s investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate investments in order to satisfy its distribution requirements.

Generally, owners of variable annuity contracts, variable life contracts and Qualified Plans are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information regarding their own tax situations including the possible applicability of foreign, state or local taxes.

In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of the failure.

Under Treasury Regulations, insurance companies holding separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of a Portfolio’s shares. Please see the SAI for more information.

Since the shareholders of the Portfolios will be Separate Accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes.

For information concerning the federal income tax consequences of purchasing and owning the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable contract. Please see the SAI for more information on taxes.

The discussion above is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company Separate Accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable contracts), the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of any redemption of Portfolio shares under the applicable Code rules. Please see the SAI for further discussion.

Index Information

Morgan Stanley sponsors the MSCI EAFE Index, Lehman Brothers sponsors the Lehman Brothers Aggregate Bond Index, Standard & Poor’s sponsors the Standard & Poor’s 500 Composite Stock Price Index and the Standard & Poor’s MidCap 400 Composite Stock Index, and

Frank Russell Company sponsors the Russell 2000 Index (together referred to as “index sponsors”). The index sponsors have no responsibility for and do not participate in the management of Portfolio assets or sale of Portfolio shares. Each index and its associated trademarks and service marks are the exclusive property of the respective index sponsors. The SAI contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life and the Fund. “Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, “S&P MidCap 400”, “Standard & Poor’s MidCap 400”, and “500” are trademarks of Standard & Poor’s and references thereto have been made with permission. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolios. For more detailed information, see the discussion under “Index Sponsors” in the SAI.

Financial Highlights

The Financial Highlights tables are intended to help you understand the financial performance of each class of the BlackRock Portfolio for the past 5 years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the BlackRock Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts, variable contracts or Qualified Plans that an investor in the Fund may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP (“D&T”) for each of the five years in the period ended December 31, 2007. D&T’s report with respect to the BlackRock Portfolio’s financial statements is included in the Fund’s annual report for the period ended December 31, 2007, which is available upon request. The returns for each class for the six months ended June 30, 2008 are unaudited.

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Financial Highlights (Unaudited)

	Class A
	Six months ended June 30, 2008		Year ended December 31,
			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$26.74		$22.57	$21.70	$20.37	$18.72	$13.86

Income From Investment Operations
Net investment income	0.10	(a)	0.09 (a)	0.06	0.04	0.08	0.00
Net realized and unrealized gain (loss) of investments	(1.40)		4.13	0.84	1.37	1.57	4.87

Total from investment operations	(1.30)		4.22	0.90	1.41	1.65	4.87

Less Distributions
Distributions from net investment income	(0.10)		(0.05)	(0.03)	(0.08)	0.00	(0.01)

Total distributions	(0.10)		(0.05)	(0.03)	(0.08)	0.00	(0.01)

Net Asset Value, End of Period	$25.34		$26.74	$22.57	$21.70	$20.37	$18.72

Total Return (%)	(4.9	)(b)	18.7	4.1	7.0	8.8	35.2
Ratio of operating expenses to average net assets before expense reductions (%)	0.79	(c)	0.79	0.81	0.80	0.80	0.82
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.77	(c)	0.76	0.76	0.76	0.76	0.80
Ratio of net investment income to average net assets (%)	0.39	(c)	0.37	0.24	0.15	0.39	0.00
Portfolio turnover rate (%)	76	(c)	99	104	76	190	167
Net assets, end of period (000)	$342,584		$390,686	$401,398	$468,532	$510,771	$539,840

	Class B
	Six months ended June 30, 2008		Year ended December 31,
			2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$26.28		$22.19		$21.36	$20.04	$18.46	$13.65

Income From Investment Operations
Net investment income (loss)	0.03	(a)	0.03	(a)	0.00	(0.03)	0.07	0.00
Net realized and unrealized gain (loss) of investments	(1.34)		4.06		0.83	1.38	1.51	4.81

Total from investment operations	(1.31)		4.09		0.83	1.35	1.58	4.81

Less Distributions
Distributions from net investment income	(0.04)		0.00		0.00	(0.03)	0.00	0.00

Total distributions	(0.04)		0.00		0.00	(0.03)	0.00	0.00

Net Asset Value, End of Period	$24.93		$26.28		$22.19	$21.36	$20.04	$18.46

Total Return (%)	(5.0	)(b)	18.4		3.9	6.8	8.6	35.2
Ratio of operating expenses to average net assets before expense reductions (%)	1.04	(c)	1.04		1.06	1.05	1.05	1.07
Ratio of operating expenses to average net assets after expense reductions (%) (d)	1.02	(c)	1.01		1.01	1.01	1.01	1.05
Ratio of net investment income (loss) to average net assets (%)	0.14	(c)	0.12		0.00	(0.10)	0.59	(0.04)
Portfolio turnover rate (%)	76	(c)	99		104	76	190	167
Net assets, end of period (000)	$79,518		$71,838		$43,334	$36,798	$28,818	$89

(a)	Per share amount is based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Financial Highlights (Unaudited)

	Class E
	Six months ended June 30, 2008		Year ended December 31,
			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$26.50		$22.37	$21.51	$20.19	$18.59	$13.78

Income From Investment Operations
Net investment income (loss)	0.06	(a)	0.05 (a)	0.02	0.00	0.06	(0.02)
Net realized and unrealized gain (loss) of investments	(1.36)		4.10	0.84	1.38	1.54	4.83

Total from investment operations	(1.30)		4.15	0.86	1.38	1.60	4.81

Less Distributions
Distributions from net investment income	(0.07)		(0.02)	0.00	(0.06)	0.00	0.00

Total distributions	(0.07)		(0.02)	0.00	(0.06)	0.00	0.00

Net Asset Value, End of Period	$25.13		$26.50	$22.37	$21.51	$20.19	$18.59

Total Return (%)	(4.9	)(b)	18.5	4.0	6.9	8.6	34.9
Ratio of operating expenses to average net assets before expense reductions (%)	0.94	(c)	0.94	0.96	0.95	0.95	0.97
Ratio of operating expenses to average net assets after expense reductions (%) (d)	0.92	(c)	0.91	0.91	0.91	0.91	0.95
Ratio of net investment income (loss) to average net assets (%)	0.24	(c)	0.22	0.09	0.00	0.29	(0.14)
Portfolio turnover rate (%)	76	(c)	99	104	76	190	167
Net assets, end of period (000)	$46,254		$50,049	$43,653	$45,163	$47,251	$37,288

(a)	Per share amount is based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio’s expenses.

Appendix C

Capitalization

The following table shows on an unaudited basis the capitalization of the FI Portfolio and the BlackRock Portfolio as of June 30, 2008, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the FI Portfolio by the BlackRock Portfolio at net asset value as of that date.

	FI Portfolio	BlackRock Portfolio	Pro Forma Adjustments		BlackRock Portfolio Pro Forma Combined(1)
Class A
Net asset value	$382,232,082	$342,584,468	$(129,999)	(a)	$724,686,551
Shares outstanding	30,482,806	13,516,932	(15,401,547)	(b)	28,598,191
Net asset value per share	$12.54	$25.34	—		$25.34

Class B
Net asset value	$6,486,276	$79,517,643	$(15,425)	(a)	$85,988,494
Shares outstanding	521,715	3,189,281	(261,564)	(b)	3,449,432
Net asset value per share	$12.43	$24.93	—		$24.93

Class E
Net asset value	$1,558,603	$46,254,252	$(8,576)	(a)	$47,804,279
Shares outstanding	124,694	1,840,396	(62,679)	(b)	1,902,411
Net asset value per share	$12.50	$25.13	—		$25.13

(1)	Assumes the Merger was consummated on June 30, 2008 and is for informational purposes only. No assurance can be given as to how many shares of the BlackRock Portfolio will be received by the shareholders of the FI Portfolio on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the BlackRock Portfolio that actually will be received on or after such date.

(a)	Reflects merger related expenses of $154,000.

(b)	Reflects change in shares outstanding due to the issuance of Class A, Class B, and Class E shares of the BlackRock Portfolio in exchange for Class A, Class B, and Class E shares of the FI Portfolio based upon the net asset value of the BlackRock Portfolio’s Class A, Class B, and Class E shares at June 30, 2008.

Appendix D

Management’s Discussion and Analysis of the Blackrock Portfolio

PORTFOLIO PERFORMANCE

For the six-month period ended June 30, 2008, the Class A shares of the BlackRock Legacy Large Cap Growth Portfolio returned -4.9%, compared to its benchmark, the Russell 1000 Growth Index1, which returned -9.1%. The average return of its peer group, the Lipper Variable Insurance Products Large-Cap Growth Funds Universe2, was -10.1% over the same period.

PORTFOLIO REVIEW

The Portfolio continues to be managed with a bottom-up investment style. As such, all stock selection decisions made during the period resulted from stock-specific developments and were not made in reaction to, or in anticipation of, broad economic and market conditions.

Surging energy and food prices, fear of recession and continued dislocations in the financials sector have produced a very challenging environment for equities thus far in 2008. A 45% increase in oil prices, combined with a 75% jump in natural gas prices, has created a positive backdrop for energy stocks, while creating major headwinds for the U.S. consumer and other segments of the global economy. The Russell 1000 Growth Index registered a negative return but significantly outperformed the Russell 1000 Value Index, in large part due to the lower weighting in financials for the Russell 1000 Growth.

BlackRock Legacy Large Cap Growth Portfolio also declined during the first half of 2008, but it significantly outperformed the decline posted by the benchmark Russell 1000 Growth Index. Stock selection accounted for the majority of the Portfolio’s outperformance versus the benchmark, with the strongest relative results being posted in the energy, healthcare, and information technology sectors. Sector positioning also added value, as the Portfolio held underweights in the poor-performing consumer discretionary and financials sectors.

The energy sector delivered many headlines during the quarter with crude oil rising sharply and flirting with $150/barrel. The Portfolio’s investments in energy producers, particularly coal miners Consol Energy and Massey Energy, have delivered excellent returns in 2008. In healthcare, strength in pharmaceuticals and biotechnology powered absolute and relative returns. The information technology sector also featured several top performers. Activision and Salesforce.com drove success in the software industry, while Qualcomm, a top Portfolio holding, boosted results in communications equipment, with its 13% rise amid the hostile market environment. Stock selection in consumer discretionary accounted for the Portfolio’s only relative underperformance during the six-month period.

During the six-month period, the Portfolio’s allocation to energy rose as a result of market appreciation and the addition of Massey Energy and Cameron International. As a result of the annual reconstitution of the Russell 1000 Growth Index, the Portfolio’s underweight in information technology increased, while its relative underweight in consumer discretionary narrowed. At period-end, the Portfolio held significant overweights in the healthcare, telecommunication services and consumer staples sectors, while maintaining underweights in information technology and consumer discretionary.

*	The views expressed above are those of the subadvisory firm as of June 30, 2008 and are subject to change based on market and other conditions. Information about the Portfolio’s holdings, asset allocation, industry allocation, or country diversification is historical and is not an indication of future Portfolio composition, which will vary. The performance of any index mentioned in this commentary does not reflect ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

1

The Russell 1000® Growth Index is an unmanaged measure of performance of the largest capitalized U.S. companies, within the Russell 1000 companies, that have higher price-to-book ratios and forecasted growth values.

2	The Lipper Variable Products Fund Average is an average of the total return performance (calculated on the basis of net asset value) of variable product funds with similar investment objectives to those of the subject Portfolio as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

METROPOLITAN SERIES FUND, INC.

BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO

FORM N-14

PART B

STATEMENT OF ADDITIONAL INFORMATION

November __, 2008

This Statement of Additional Information (the “SAI”) relates to the proposed merger (the “Merger”) of the FI Large Cap Portfolio (the “Acquired Portfolio”), a series of Metropolitan Series Fund, Inc. (the “Fund”), with and into the BlackRock Legacy Large Cap Growth Portfolio (the “Acquiring Portfolio”), a series of the Fund.

This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated November     , 2008 (the “Prospectus/Proxy Statement”) of the Acquiring Portfolio which relates to the Merger. As described in the Prospectus/Proxy Statement, the Merger would involve the transfer of all the assets of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio. The Acquired Portfolio would distribute the Acquiring Portfolio shares it receives to its shareholders in complete liquidation of the Acquired Portfolio.

This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission (the “SEC”) and is available upon request and without charge by writing to the Fund at Metropolitan Life Insurance Company, Attn: Annuity Fulfillment Unit—MSF, 1600 Division Road, West Warwick, Rhode Island 02893, or by calling 1-800-638-7732.

I.	Additional Information About the Acquiring Portfolio and the Acquired Portfolio.

This SAI is accompanied by the current Statement of Additional Information of the Fund dated April 28, 2008, as supplemented (the “Fund SAI”). Additional information about the Acquired Portfolio and the Acquiring Portfolio is contained in and incorporated herein by reference to the Fund SAI. The Fund SAI has previously been filed with the SEC.

II.	Financial Statements.

A.	Incorporation by Reference.

This SAI is accompanied by the Annual Report of the Fund that was sent to shareholders of the Acquired Portfolio and the Acquiring Portfolio for the year ended December 31, 2007 (the “Annual Report”), including the report of Deloitte & Touche, LLP contained therein and the unaudited Semiannual Report of the Fund that was sent to shareholders of the Acquired Portfolio and the Acquiring Portfolio for the six month period ended June 30, 2008 (the “Semiannual Report”). The

1

audited financial statements, including any notes thereto and the report of the Independent Registered Public Accounting Firm thereon, regarding the Acquired Portfolio and the Acquiring Portfolio in the Annual Report are incorporated by reference into this SAI. The unaudited financial statements, including any notes thereto, regarding the Acquired Portfolio and the Acquiring Portfolio in the Semiannual Report are incorporated by reference into this SAI Both the Annual Report and the Semiannual Report have been filed with the SEC.

B.	Unaudited Pro Forma Combined Financial Statements

Unaudited pro forma combined financial statements for the Acquiring Portfolio relating to the Merger, dated June 30, 2008, including notes to such pro forma financial statements, are set forth below. The following pro forma combined financial statements should be read in conjunction with the separate financial statements of the Acquiring Portfolio contained within the Annual Report and Semiannual Report referred to in the preceding section.

2

[THIS PAGE INTENTIONALLY LEFT BLANK]

Pro Forma Statement of Investments as of 6/30/08 (Unaudited)

					MSF FI Large Cap
	Security Description		Coupon	Maturity	Par/Shares		Value
COMMON STOCK		% of Net Assets			99.4%
Aerospace & Defense		% of Net Assets			2.9%
	Honeywell International, Inc.
	Lockheed Martin Corp.					40,500	3,995,730
	Raytheon Co.					64,300	3,618,804
	Northrop Gruman Corp.
	United Technologies Corp.					58,290	3,596,493
Air Freight & Logistics		% of Net Assets			0.0%
	Expeditors International of Washington, Inc.(a)
Auto Components		% of Net Assets			2.0%
	BorgWarner, Inc.(a)					123,500	5,480,930
	The Goodyear Tire & Rubber Co.(a)					134,100	2,391,003
Beverages		% of Net Assets			2.0%
	Molson Coors Brewing Co.(a)					72,600	3,944,358
	PepsiCo, Inc.					16,900	1,074,671
	The Coca-Cola Co.					52,500	2,728,950
Biotechnology		% of Net Assets			4.1%
	Biogen Idec, Inc.(b)					83,677	4,676,708
	Celgene Corp.(b)
	Genentech, Inc.(b)					122,100	9,267,390
	Genzyme Corp.(b)
	Gilead Sciences, Inc.(b)
	OSI Pharmaceuticals, Inc.(a)(b)					52,200	2,156,904
Capital Markets		% of Net Assets			0.0%
	Janus Capital Group, Inc.(a)
Chemicals		% of Net Assets			3.3%
	CF Industries Holdings, Inc.					12,300	1,879,440
	Monsanto Co.					60,118	7,601,320
	The Mosaic Co.(b)					24,700	3,574,090

4

MSF BlackRock Legacy Large Cap Growth			Aggregate Combined Portfolios
Par/Shares		Value	Par/Shares		Value
99.6%			99.5%
2.7%			2.8%

	155,023	7,794,556		155,023	7,794,556
				40,500	3,995,730
				64,300	3,618,804
	76,000	5,084,400		76,000	5,084,400
				58,290	3,596,493
1.1%			0.6%

	117,885	5,069,055		117,885	5,069,055
0.8%			1.4%
	84,400	3,745,672		207,900	9,226,602

				134,100	2,391,003
4.2%			3.2%
				72,600	3,944,358
	63,200	4,018,888		80,100	5,093,559
	297,300	15,453,654		349,800	18,182,604
6.1%			5.2%
				83,677	4,676,708
	122,900	7,849,623		122,900	7,849,623
	83,100	6,307,290		205,200	15,574,680
	74,000	5,329,480		74,000	5,329,480
	174,500	9,239,775		174,500	9,239,775

				52,200	2,156,904
1.9%			1.0%
	328,002	8,682,213		328,002	8,682,213
1.6%			2.4%
				12,300	1,879,440
	57,992	7,332,509		118,110	14,933,829
				24,700	3,574,090

5

					MSF FI Large Cap
	Security Description		Coupon	Maturity	Par/Shares		Value
Commercial Services & Supplies		% of Net Assets			0.5%
	The Brink’s Co.					30,800	2,014,936
	Waste Management, Inc.
Communications Equipment		% of Net Assets			0.5%
	Cisco Systems, Inc.(b)					87,461	2,034,343
	Corning, Inc.(b)
	QUALCOMM, Inc.
	Research In Motion, Ltd.(b)
Computers & Peripherals		% of Net Assets			9.8%
	Apple, Inc.(b)					112,700	18,870,488
	Hewlett-Packard Co.					367,775	16,259,333
	International Business Machines Corp.					9,900	1,173,447
	Western Digital Corp.(b)					54,100	1,868,073
Construction & Engineering		% of Net Assets			0.0%
	Fluor Corp.
Diversified Financial Services		% of Net Assets			1.9%
	CME Group, Inc.(a)					3,100	1,187,889
	Interactive Brokers Group, Inc.(a)(b)					188,700	6,062,931
	JPMorgan Chase & Co.
	NYSE Euronext(a)
Diversified Telecom Services		% of Net Assets			0.6%
	AT&T, Inc.					66,500	2,240,385
Electric Utilities		% of Net Assets			0.4%
	Exelon Corp.
	Pepco Holdings, Inc.					66,900	1,715,985
Electrical Equipment		% of Net Assets			0.1%
	First Solar, Inc.(a)(b)					2,100	572,922
Electronic Equipment & Instruments		% of Net Assets			0.5%
	Avnet, Inc.(b)					65,298	1,781,329

6

MSF BlackRock Legacy Large Cap Growth			Aggregate Combined Portfolios
Par/Shares		Value	Par/Shares		Value

1.1%			0.8%
				30,800	2,014,936
	131,900	4,973,949		131,900	4,973,949

8.7%			5.0%
	460,297	10,706,508		547,758	12,740,851
	270,883	6,243,853		270,883	6,243,853
	479,348	21,268,671		479,348	21,268,671
	22,140	2,588,166		22,140	2,588,166
2.7%			5.9%
	75,317	12,611,079		188,017	31,481,567
				367,775	16,259,333

				9,900	1,173,447
				54,100	1,868,073

0.7%			0.4%
	16,900	3,144,752		16,900	3,144,752

1.3%			1.5%
				3,100	1,187,889

				188,700	6,062,931
	82,900	2,844,299		82,900	2,844,299
	62,300	3,156,118		62,300	3,156,118

0.9%			0.8%
	125,092	4,214,349		191,592	6,454,734
1.7%			1.1%
	86,795	7,808,078		86,795	7,808,078
				66,900	1,715,985
0.0%			0.1%
				2,100	572,922

0.0%			0.2%
				65,298	1,781,329

7

					MSF FI Large Cap
	Security Description		Coupon	Maturity	Par/Shares		Value
Energy Equipment & Services		% of Net Assets			4.7%
	Cameron International Corp.(b)
	ENSCO International, Inc.					50,200	4,053,148
	Halliburton Co.					40,800	2,165,256
	National Oilwell Varco, Inc.(b)					123,400	10,948,048
	Schlumberger, Ltd.					10,400	1,117,272
	Transocean, Inc.(b)
Food & Staples Retailing		% of Net Assets			5.1%
	CVS Caremark Corp.
	Costco Wholesale Corp.					63,900	4,481,946
	Wal-Mart Stores, Inc.					274,900	15,449,380
Food Products		% of Net Assets			0.7%
	Bunge, Ltd.					26,500	2,853,785
Health Care Equipment & Supplies		% of Net Assets			0.5%
	Baxter International, Inc.					33,500	2,141,990
	C.R. Bard, Inc.
	Dentsply International, Inc.
Health Care Providers & Services		% of Net Assets			2.7%
	Cigna Corp.					65,800	2,328,662
	Henry Schein, Inc.(a)(b)
	McKesson Corp.					90,500	5,059,855
	Medco Health Solutions, Inc.(b)
	WellPoint, Inc.(b)					65,400	3,116,964
Hotels, Restaurants & Leisure		% of Net Assets			2.0%
	Burger King Holdings, Inc.					288,347	7,724,816
	McDonald’s Corp.
Household Durables		% of Net Assets			0.7%
	Tupperware Brands Corp.					79,200	2,710,224
Household Products		% of Net Assets			0.0%
	Procter & Gamble Co.

8

MSF BlackRock Legacy Large Cap Growth			Aggregate Combined Portfolios
Par/Shares		Value	Par/Shares		Value

7.5%			6.2%

	176,400	9,763,740		176,400	9,763,740
				50,200	4,053,148
				40,800	2,165,256

				123,400	10,948,048
	202,793	21,786,052		213,193	22,903,324
	22,963	3,499,332		22,963	3,499,332
4.1%			4.5%
	35,800	1,416,606		35,800	1,416,606
				63,900	4,481,946
	313,056	17,593,747		587,956	33,043,127
0.0%			0.3%
				26,500	2,853,785

1.6%			1.1%
				33,500	2,141,990
	48,100	4,230,395		48,100	4,230,395
	89,200	3,282,560		89,200	3,282,560

2.9%			2.8%
				65,800	2,328,662
	112,300	5,791,311		112,300	5,791,311
				90,500	5,059,855

	166,940	7,879,568		166,940	7,879,568
				65,400	3,116,964

1.0%			1.4%
				288,347	7,724,816
	80,100	4,503,222		80,100	4,503,222
0.0%			0.3%
				79,200	2,710,224
1.7%			0.9%
	127,500	7,753,275		127,500	7,753,275

9

					MSF FI Large Cap
	Security Description		Coupon	Maturity	Par/Shares		Value
Insurance		% of Net Assets			3.5%
	ACE, Ltd.					54,300	2,991,387
	Berkshire Hathaway, Inc. (Class B)(a)(b)					1,270	5,095,240
	PartnerRe, Ltd.(a)					25,700	1,776,641
	The Chubb Corp.					73,600	3,607,136
Internet & Catalog Retail		% of Net Assets			0.0%
	Amazon.com, Inc.(a)(b)
Internet Software & Services		% of Net Assets			4.2%
	Google, Inc. (Class A)(b)					31,000	16,319,020
Life Sciences Tools & Services		% of Net Assets			4.7%
	Charles River Laboratories International, Inc.(a)(b)					76,500	4,889,880
	Covance, Inc.(a)(b)					52,800	4,541,856
	PerkinElmer, Inc.					108,700	3,027,295
	Thermo Fisher Scientific, Inc.(b)					107,000	5,963,110
Machinery		% of Net Assets			5.4%
	AGCO Corp.(a)					63,720	3,339,565
	Bucyrus International, Inc.					26,900	1,964,238
	Cummins, Inc.
	Danaher Corp.
	Deere & Co.					79,400	5,727,122
	Eaton Corp.					22,200	1,886,334
	Joy Global, Inc.					28,400	2,153,572
	Navistar International Corp.(b)					9,840	647,669
	The Manitowoc Co., Inc.					159,500	5,188,535
Metals & Mining		% of Net Assets			2.7%
	Agnico-Eagle Mines, Ltd.
	Freeport-McMoRan Copper & Gold, Inc.					29,400	3,445,386
	Nucor Corp.(a)					80,000	5,973,600
	United States Steel Corp.					5,900	1,090,202
Multi-Utilities		% of Net Assets			1.0%
	MDU Resources Group, Inc.					106,440	3,710,498

10

MSF BlackRock Legacy Large Cap Growth			Aggregate Combined Portfolios
Par/Shares		Value	Par/Shares		Value
0.0%			1.6%
				54,300	2,991,387

				1,270	5,095,240
				25,700	1,776,641
				73,600	3,607,136
1.1%			0.6%
	72,572	5,321,705		72,572	5,321,705

2.5%			3.3%
	22,655	11,926,045		53,655	28,245,065

2.3%			3.4%

				76,500	4,889,880
				52,800	4,541,856
				108,700	3,027,295

	193,700	10,794,901		300,700	16,758,011
6.1%			5.7%
				63,720	3,339,565
				26,900	1,964,238
	119,100	7,803,432		119,100	7,803,432
	158,700	12,267,510		158,700	12,267,510
				79,400	5,727,122
				22,200	1,886,334
	110,000	8,341,300		138,400	10,494,872

				9,840	647,669
				159,500	5,188,535
3.6%			3.2%
	103,600	7,704,732		103,600	7,704,732

	78,225	9,167,188		107,625	12,612,574
				80,000	5,973,600
				5,900	1,090,202
0.0%			0.4%
				106,440	3,710,498

11

					MSF FI Large Cap
	Security Description		Coupon	Maturity	Par/Shares		Value
Multiline Retail		% of Net Assets			0.0%
	Kohl’s Corp.(b)
	Nordstrom, Inc.(a)
Oil, Gas & Consumable Fuels		% of Net Assets			10.1%
	Apache Corp.					29,600	4,114,400
	ConocoPhillips					69,755	6,584,174
	Consol Energy, Inc.					17,500	1,966,475
	Denbury Resources, Inc.(b)					52,092	1,901,358
	EOG Resources, Inc.
	Mariner Energy, Inc.(a)(b)					59,200	2,188,624
	Massey Energy Co.
	Noble Energy, Inc.					62,300	6,264,888
	Occidental Petroleum Corp.					23,600	2,120,696
	Petroleo Brasileiro S.A. (ADR)
	Pioneer Natural Resources Co.(a)					53,900	4,219,292
	Southwestern Energy Co.(b)					96,300	4,584,843
	St. Mary Land & Exploration Co.(a)					42,300	2,734,272
	Valero Energy Corp.					64,300	2,647,874
Personal Products		% of Net Assets			0.0%
	Avon Products, Inc.
Pharmaceuticals		% of Net Assets			1.6%
	Abbott Labratories
	Elan Corp., Plc. (ADR)(b)
	Johnson & Johnson
	Merck & Co., Inc.					165,800	6,249,002
Road & Rail		% of Net Assets			2.0%
	Norfolk Southern Corp.					64,500	4,042,215
	Union Pacific Corp.(a)					48,200	3,639,100
Semiconductors & Semi. Equipment		% of Net Assets			1.0%
	Broadcom Corp.(b)
	Intel Corp.					55,100	1,183,548
	MEMC Electronic Materials, Inc.(b)					46,500	2,861,610
	PMC-Sierra, Inc.(a)(b)

12

MSF BlackRock Legacy Large Cap Growth			Aggregate Combined Portfolios
Par/Shares		Value	Par/Shares		Value
1.8%			1.0%
	125,522	5,025,901		125,522	5,025,901
	116,315	3,524,344		116,315	3,524,344

4.6%			7.1%
				29,600	4,114,400
				69,755	6,584,174
	64,253	7,220,110		81,753	9,186,585
				52,092	1,901,358
	41,950	5,503,840		41,950	5,503,840
				59,200	2,188,624
	54,359	5,096,156		54,359	5,096,156
				62,300	6,264,888
				23,600	2,120,696

	54,700	3,874,401		54,700	3,874,401

				53,900	4,219,292
				96,300	4,584,843

				42,300	2,734,272
				64,300	2,647,874
1.5%			0.8%
	192,900	6,948,258		192,900	6,948,258
5.7%			3.8%
	172,200	9,121,434		172,200	9,121,434
	199,900	7,106,445		199,900	7,106,445
	161,400	10,384,476		161,400	10,384,476
				165,800	6,249,002
0.0%			0.9%
				64,500	4,042,215
				48,200	3,639,100

2.2%			1.7%
	145,700	3,976,153		145,700	3,976,153
				55,100	1,183,548

				46,500	2,861,610
	825,900	6,318,135		825,900	6,318,135

13

					MSF FI Large Cap
	Security Description		Coupon	Maturity	Par/Shares		Value
Software		% of Net Assets			12.3%
	Activision, Inc.(b)
	Adobe Systems, Inc.(b)					97,100	3,824,769
	BMC Software, Inc.(b)					117,300	4,222,800
	Microsoft Corp.					772,900	21,262,479
	Nuance Communications, Inc.(a)(b)					546,700	8,566,789
	Oracle Corp.(b)					487,280	10,232,880
	Salesforce.com, Inc.(a)(b)
Specialty Retail		% of Net Assets			2.0%
	Abercrombie & Fitch Co. (Class A)(a)					27,600	1,729,968
	Ross Stores, Inc.(a)
	Tiffany & Co.(a)					102,800	4,189,100
	TJX Cos., Inc.					64,700	2,036,109
Textiles, Apparel & Luxury Goods		% of Net Assets			2.8%
	Coach, Inc.(b)					120,700	3,485,816
	Nike, Inc.					122,100	7,278,381
Tobacco		% of Net Assets			1.1%
	Altria Group, Inc.					216,900	4,459,464
	Philip Morris International, Inc.
Wireless Telecom Services		% of Net Assets			0.0%
	American Tower Corp. (Class A)(b)

	Total Common Stock						387,849,410

14

MSF BlackRock Legacy Large Cap Growth			Aggregate Combined Portfolios
Par/Shares		Value	Par/Shares		Value
8.4%			10.2%
	308,700	10,517,409		308,700	10,517,409
	336,187	13,242,406		433,287	17,067,175
				117,300	4,222,800
	292,141	8,036,799		1,065,041	29,299,278

				546,700	8,566,789
				487,280	10,232,880
	109,520	7,472,549		109,520	7,472,549
1.0%			1.5%

				27,600	1,729,968
	127,561	4,530,967		127,561	4,530,967
				102,800	4,189,100
				64,700	2,036,109

0.0%			1.3%
				120,700	3,485,816
				122,100	7,278,381
2.7%			2.0%
				216,900	4,459,464

	252,180	12,455,170		252,180	12,455,170

2.1%			1.1%

	232,698	9,831,491		232,698	9,831,491

		466,480,002			854,329,412

15

					MSF FI Large Cap
	Security Description		Coupon	Maturity	Par/Shares		Value
SHORT-TERM INVESTMENT		% of Net Assets			9.0%
Discount Notes		% of Net Assets			0.0%
	Federal National Mortgage Association		2.490%	07/28/08
Repurchase Agreements		% of Net Assets			0.5%
	State Street Repurchase Agreement		0.700%	07/01/08		1,925,000	1,925,000
Mutual Funds		% of Net Assets			8.5%
	State Street Navigator Securities Lending Prime Portfolio(c)					33,310,385	33,310,385

	Total Short Term Investments						35,235,385

	TOTAL INVESTMENTS		% of Net Assets		108.4%		423,084,795

		(Cost)					429,101,536
	Other assets less Liabilities		% of Net Assets		-8.4%		(32,961,834)

	TOTAL NET ASSETS—100.0%						390,122,961

(a)	A portion or all of the security was held on loan.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—An	American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

16

MSF BlackRock Legacy Large Cap Growth			Aggregate Combined Portfolios
Par/Shares		Value	Par/Shares		Value

4.1%			6.3%
0.4%			0.2%

	1,900,000	1,896,936		1,900,000	1,896,936

0.0%			0.2%

				1,925,000	1,925,000
3.7%			5.9%

	17,226,084	17,226,084		50,536,469	50,536,469

		19,123,020			54,358,405

103.7%		485,603,022	105.8%		908,687,817

		454,533,133			883,634,669

-3.7%		(17,246,659)	-5.8%		(50,208,493)

		468,356,363			858,479,324

17

Metropolitan Series Fund, Inc.

COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (UNAUDITED)

	Metropolitan Series Fund FI Large Cap Portfolio	Metropolitan Series Fund BlackRock Legacy Large Cap Growth Portfolio	Adjustments (References are to Pro Forma Footnotes)		Metropolitan Series Fund BlackRock Legacy Large Cap Growth Portfolio
					Pro Forma Combined
Assets
Investments at value * (1)	$423,084,795	$485,603,022	$0		$908,687,817
Cash **	889	67,014	—		67,903
Foreign cash at value	125,116				125,116
Receivable for:
Securities sold	9,601,524	5,081,425			14,682,949
Fund shares sold	451,414	42,997	—		494,411
Dividends and interest	394,871	302,519	—		697,390
Foreign taxes	8,397	13,331	—		21,728

Total assets	433,667,006	491,110,308	0		924,777,314

Liabilities
Payable for:
Securities purchased	8,058,494	3,878,837	—		11,937,331
Fund shares redeemed	1,634,518	1,205,458	—		2,839,976
Collateral on securities on loan	33,310,385	17,226,084	—		50,536,469
Accrued expenses:
Management fees	263,746	291,506	—		555,252
Service and distribution fees	1,555	22,725	—		24,280
Deferred directors’ fees	—	22,168			22,168
Other expenses	121,347	107,167	154,000	(a)	382,514

Total liabilities	43,390,045	22,753,945	154,000		66,297,990

Net Assets	$390,276,961	$468,356,363	$154,000		$858,479,324

Net assets consist of:
Capital paid in	$693,920,909	$534,151,600	$0		1,228,072,509
Undistributed (distributions in excess of) net investment income	487,904	610,768	(154,000	)(a)	944,672
Accumulated net realized gains (losses)	(298,120,612)	(97,475,894)	—		(395,596,506)
Unrealized appreciation (depreciation) on investments, and foreign currency	(6,011,240)	31,069,889	—		25,058,649

Total	$390,276,961	$468,356,363	$(154,000)		$858,479,324

Net Assets—Class A	382,232,082	342,584,468	$(129,999	)(a)	$724,686,551

Net Assets—Class B	6,486,276	79,517,643	(15,425)		85,988,494

Net Assets—Class E	1,558,603	46,254,252	(8,576)		47,804,279

Capital shares outstanding—Class A	30,482,806	13,516,932	(15,401,547	)(b)	28,598,191

Capital shares outstanding—Class B	521,715	3,189,281	(261,564	)(b)	3,449,432

Capital shares outstanding—Class E	124,694	1,840,396	(62,679	)(b)	1,902,411

Net Asset Value and Offering Price Per Share—Class A	$12.54	$25.34	—		$25.34

Net Asset Value and Offering Price Per Share—Class B	12.43	24.93			24.93

Net Asset Value and Offering Price Per Share—Class E	12.50	25.13			25.13

* Identified cost of investments	$429,101,536	$454,533,133	$—		$883,634,669
** Identified cost of foreign cash	122,183	—			122,183
(1) Includes cash collateral for securities loaned of	33,310,385	17,226,084			50,536,469

(a)	Reflects merger related expenses of $154,000.
(b)	Reflects change in shares outstanding due to the issuance of Class A shares of MSF BlackRock Legacy Large Cap Growth Portfolio in exchange for Class A shares of MSF FI Large Cap Portfolio based upon the net asset value of the MSF BlackRock Legacy Large Cap Growth Portfolio’s Class A shares at June 30, 2008.

See notes to financial statements

18

Metropolitan Series Fund, Inc.

COMBINED PRO FORMA STATEMENT OF OPERATIONS

For the twelve month period ended June 30, 2008 (UNAUDITED)

	Metropolitan Series Fund FI Large Cap Portfolio	Metropolitan Series Fund BlackRock Legacy Large Cap Growth Portfolio	Adjustments (References are to Pro Forma Footnotes)		Metropolitan Series Fund BlackRock Legacy Large Cap Growth Portfolio
					Pro Forma Combined
Investment Income
Dividend	$4,383,359 (1)	$4,966,861 (1)	0		9,350,220 (1)
Interest	378,024 (2)	407,036 (2)	0		785,060 (2)

	4,761,383	5,373,897	0		10,135,280
Expenses
Management fees	$3,706,680	$3,554,291	(231,015	)(a)	7,029,956
Service and distribution fees-Class B and Class E	16,738.00	237,110	0		253,848
Trustees\Directors fees and expenses	27,510	28,494	(27,510	)(b)	28,494
Custodian	63,085	53,969	(34,477	)(b)	82,577
Transfer agent fees	—	—	0	(b)	0
Audit and tax services	35,909	33,659	(35,909	)(b)	33,659
Legal	6,150	5,925	0		12,075
Printing	295,274	171,574	(129,795	)(b)	337,053
Insurance	5,981	6,046	0		12,027
Miscellaneous expenses	11,725	11,084	0		22,809

Total Expenses	4,169,052	4,102,152	(458,706)		7,812,498

Expense Reductions	—	(142,211)	—		(142,211)
Management fee waivers	—	—	—		0

Net Expenses	4,169,052	3,959,941	(458,706)		7,670,287

Net Income	592,331	1,413,956	458,706		2,464,993
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(69,325,259)	42,555,255	0		(26,770,004)
Net realized gain (loss) on foreign currency transactions	(27)	—	0		(27)
Net realized gain (loss) on options
Net realized gain (loss) on futures transactions	—	—	0		—

Net realized gain (loss) on investments, foreign currency, and futures transactions	(69,325,286)	42,555,255	0		(26,770,031)
Net unrealized appreciation (depreciation) on investments	1,497,782	(28,963,460)	0		(27,465,678)
Net unrealized appreciation (depreciation) on foreign currency transactions	10,609	0	0		10,609
Net unrealized appreciation (depreciation) on options
Net unrealized appreciation (depreciation) on futures transactions	—	—	0		—

Net unrealized gain (loss) on investments, foreign currency, and futures transactions	1,508,391	(28,963,460)	0		(27,455,069)

Net gain (loss)	(67,816,895)	13,591,795	0		(54,225,100)
Net increase (decrease) in Net Assets from Operations	$(67,224,564)	$15,005,751	$458,706		$(51,760,107)

(1) Net of foreign taxes of	—	(12,962)
(2) Includes income on securities loaned of	282,690	194,817

(a)	Reflects the MSF BlackRock Legacy Large Cap Growth Portfolio investment advisory fee rate.
(b)	Reflects reclassification of certain balances to conform to the MSF BlackRock Legacy Large Cap Growth Portfolio expense structure.

See notes to financial statements

19

Metropolitan Series Fund, Inc.

Notes to Pro Forma Combining Financial Statements (Unaudited)

June 30, 2008

1 Description of the Fund

The Metropolitan Series Fund, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. BlackRock Legacy Large Cap Growth Portfolio (“MSF BlackRock Large”) is a series of Metropolitan Series Fund, Inc.

MSF BlackRock Large consists of three classes of shares, Class A, Class B, and Class E. The classes of shares are identical except that certain additional charges (Rule 12b-1 fees) are made against Class B and Class E shares.

2 Basis of Combination

The unaudited pro forma statements give effect to the proposed reorganization of the FI Large Cap Portfolio (“MSF FI Large”), a series of Metropolitan Series Fund, Inc., into MSF BlackRock Large at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, MSF BlackRock Large, and the results of operations of MSF BlackRock Large for pre-combination periods will not be restated.

The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the MSF FI Large and MSF BlackRock Large, as though the reorganization occurred as of June 30, 2008.

The pro forma unaudited statement of operations reflects the results of operations of the merged Portfolios for the period ended June 30, 2008 as though the reorganization occurred as of the beginning of the period.

The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the MSF FI Large and MSF BlackRock Large, which are incorporated by reference in the Statement of Additional Information.

3 Portfolio Valuation

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the relevant subadviser pursuant to authorization of the Board. Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value that approximates fair market value.

Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the “NOCP”). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary

20

market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

4 Federal Income Taxes

Each Portfolio has elected to be taxed as a regulted investment company. After the acquisition, MSF BlackRock Large intends to continue to comply with the requirements of the Internal Revenue Code and regulations hereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The tax cost of investments will remain unchanged for the combined Portfolio.

5 Estimates and Assumptions:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

21

METROPOLITAN SERIES FUND, INC.

PART C

OTHER INFORMATION

Item 15.	Indemnification

The Registrant is required by Article V of its By-Laws to indemnify or advance expenses to directors and officers (or former directors and officers) to the extent permitted or required by the Maryland General Corporation Law (“MGCL”) and, in the case of officers (or former officers), only to the extent specifically authorized by resolution of the Board of Directors. Section 2-418 of the MGCL permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred by the director in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the director’s act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any proceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. In addition, a director may not be indemnified in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director’s official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. Reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance of the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by Section 2-418. Unless limited by its directors, a Maryland corporation may indemnify and advance expenses to an officer to the same extent it may indemnify a director, and is required to indemnify an officer to the extent required for a director.

Notwithstanding the foregoing, Article V of the Registrant’s By-Laws provides that nothing contained therein shall be construed to protect any director or officer against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered,

1

the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)	(a)	Articles of Incorporation of Registrant, as amended May 23, 1983, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

	(b)	Articles Supplementary of Registrant, dated October 22, 1984, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

	(c)	Articles Supplementary of Registrant, dated May 16, 1986, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

	(d)	Articles Supplementary of Registrant, dated October 6, 1987, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

	(e)	Articles Supplementary of Registrant, dated January 27, 1988, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

	(f)	Articles Supplementary of Registrant, dated January 25, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

	(g)	Articles Supplementary of Registrant, dated August 3, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

	(h)	Articles Supplementary of Registrant, dated December 17, 1996, are incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement filed on December 18, 1996.

	(i)	Articles Supplementary of Registrant, dated September 9, 1998, are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement filed on January 11, 1999.

	(j)	Articles Supplementary of Registrant, dated February 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement filed on April 6, 2000.

2

(k)	Articles Supplementary of Registrant, dated November 2, 2000, are incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on November 30, 2000.

(l)	Articles Supplementary of Registrant, dated February 26, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on April 4, 2001.

(m)	Articles Supplementary of Registrant, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on April 30, 2003.

(n)	Articles Supplementary of Registrant, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on April 30, 2003.

(o)	Articles Supplementary of Registrant, dated January 30, 2004, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(p)	Articles Supplementary of Registrant, dated April 22, 2004, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement filed on April 29, 2004.

(q)	Articles Supplementary of Registrant, dated June 16, 2004, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(r)	Articles Supplementary of Registrant, dated March 3, 2005, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(s)	Articles Supplementary of Registrant, dated May 12, 2005, are incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

(t)	Articles Supplementary of Registrant, dated December 13, 2005, are incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

(u)	Articles Supplementary of Registrant, dated February 3, 2006, are incorporated herein by reference to Post-Effective Amendment No. 44 to this Registration Statement filed on April 28, 2006.

(v)	Articles Supplementary of Registrant, dated February 8, 2007, are incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

3

(w)	Articles Supplementary of Registrant, dated February 7, 2008, are incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(x)	Articles Supplementary of Registrant, dated September 1, 2008, are incorporated herein by reference to Post-Effective Amendment No. 50 to this Registration Statement filed on October 29, 2008.

(y)	Certificate of Correction of Articles of Amendment, dated December 1, 1983, is incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(z)	Articles of Amendment, dated July 30, 1997, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(aa)	Articles of Amendment, dated October 6, 1998, are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on October 6, 1998.

(bb)	Articles of Amendment, dated February 2, 1999, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(cc)	Articles of Amendment, dated January 11, 2000, are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on January 19, 2000.

(dd)	Articles of Amendment, dated March 5, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on April 4, 2001.

(ee)	Articles of Amendment, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on April 30, 2003.

(ff)	Articles of Amendment, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on April 30, 2003.

(gg)	Articles of Amendment, dated December 11, 2003, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement filed on April 29, 2004.

(hh)	Articles of Amendment, dated April 22, 2004, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement filed on April 29, 2004.

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	(ii)	Articles of Amendment dated January 28, 2005, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

	(jj)	Articles of Amendment, dated April 28, 2005, are incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

	(kk)	Articles of Amendment, dated April 25, 2006, are incorporated herein by reference to Post-Effective Amendment No. 44 to this Registration Statement filed on April 28, 2006.

	(ll)	Articles of Amendment, dated September 29, 2006, are incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

	(mm)	Articles of Amendment, dated November 15, 2007, are incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

	(nn)	Articles of Amendment, dated August 14, 2008, are incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on October 29, 2008.

(2)	(a)	By-Laws of Registrant, as amended January 27, 1988, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

	(b)	Amendment to By-Laws, dated April 24, 1997, are incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on April 2, 1998.

	(c)	Amended and Restated By-Laws, dated May 8, 2003, are incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 4, 2004.

(3)		None.

(4)		Form of Agreement and Plan of Reorganization (filed as Appendix A to Part A hereof) by and between (i) the Fund, on behalf of the FI Large Cap Portfolio, a series of the Fund, and (ii) the Fund, on behalf of the BlackRock Legacy Large Cap Growth Portfolio, a series of the Fund.

(5)		None.

(6)	(a)	Advisory Agreement relating to BlackRock Legacy Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 39 to the Company’s Registration Statement filed on February 7, 2005.

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	(b)	Subadvisory Agreement relating to BlackRock Legacy Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to the Company’s Registration Statement filed on April 27, 2007.

(7)		Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 46 to this Registration Statement filed on February 4, 2008.

(8)		None.

(9)	(a)	Custodian Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company’s Registration Statement filed on April 30, 1996.

	(b)	Revised schedule of remuneration is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company’s Registration Statement filed on April 30, 1996.

	(c)	Amendments to Custodian Agreement are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company’s Registration Statement filed on April 30, 1996.

	(d)	Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company’s Registration Statement filed on January 29, 2002.

	(e)	Agreement revising list of funds subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company’s Registration Statement filed on January 17, 2003.

	(f)	Revised Fee Schedule to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(10)	(a)	Class B, Class D, Class E and Class F Distribution and Services Plan is incorporated herein by reference to Post-Effective Amendment No. 46 to the Company’s Registration Statement filed on February 2, 2008.

	(b)	Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 42 to the Company’s Registration Statement filed on February 10, 2006.

(11)		Opinion and consent of Ropes & Gray LLP with respect to the legality of the securities being registered.*

(12)		Opinion and consent of Ropes & Gray LLP on tax matters and consequences to shareholders.**

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(13)	(a)	Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to this Registration Statement filed on April 29, 2004.

	(b)	Agreement relating to the use of the “Metropolitan” name and service marks is incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

	(c)	Licensing Agreements relating to Morgan Stanley EAFE Index, Russell 2000 Index and Lehman Brothers Aggregate Bond Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 24 to the Form N-1A Registration Statement filed on April 1, 1999.

	(d)	Form of Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(14)		Consent of Deloitte & Touche LLP.*

(15)		None.

(16)		Powers of Attorney*

(17)		Form of Proxy and Voting Instruction Form.*

*	Filed herewith.
**	To be filed by amendment.

Item 17.	Undertakings

(a)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of the Company’s Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Company’s Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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(c)	The Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed mergers described in the Company’s Registration Statement within a reasonable time after receipt of such opinion or ruling.

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SIGNATURES

As required by the Securities Act of 1933 the Company’s Registration Statement has been signed on behalf of the Registrant in the city of Boston and the Commonwealth of Massachusetts on the 19th day of November, 2008.

Metropolitan Series Fund, Inc.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and as of the date indicated.

/s/ Elizabeth M. Forget	Chairman of the Board; Chief Executive Officer;	November 19, 2008
Elizabeth M. Forget	President and Director

H. JESSE ARNELLE*	Director	November 19, 2008
H. Jesse Arnelle

STEVE A. GARBAN*	Director	November 19, 2008
Steve A. Garban

NANCY HAWTHORNE*	Director	November 19, 2008
Nancy Hawthorne

JOHN T. LUDES*	Director	November 19, 2008
John T. Ludes

MICHAEL S. SCOTT MORTON*	Director	November 19, 2008
Michael S. Scott Morton

LINDA B. STRUMPF*	Director	November 19, 2008
Linda B. Strumpf

ARTHUR G. TYPERMASS*	Director	November 19, 2008
Arthur G. Typermass

/s/ Peter H. Duffy Peter H. Duffy	Treasurer; Principal Financial and Accounting Officer	November 19, 2008

*By:	/s/ Michael P. Lawlor	November 19, 2008
Michael P. Lawlor
Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Item
(11)	Opinion and consent of Ropes & Gray LLP with respect to the legality of the securities being registered.

(14)	Consent of Deloitte & Touche LLP.

(16)	Powers of Attorney

(17)	Form of Proxy and Voting Instruction Form.